Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 Asset Management Euro CLO 1 DAC,
Series 1X, Class D, (3-mo. EURIBOR at
2.95% Floor + 2.95%), 0.00%, 04/15/40
(a) (b)
EUR 100 $ 114,260
Abry Liquid Credit CLO Ltd., Series 2025-2A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 01/15/38
(a) (c)
..... USD 2,500 2,503,224
AGL CLO 11 Ltd., Series 2021-11A, Class D1R,
(3-mo. CME Term SOFR at 2.85% Floor +
2.85%), 6.52%, 10/15/38
(a) (c)
.......... 1,000 968,314
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.00%, 01/22/38
(a) (c)
.......... 1,000 1,001,541
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 04/22/38
(a) (c)
.......... 1,000 1,000,852
AIMCO CLO
(a)(c)
Series 2015-AA, Class A1R4, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.93%, 10/17/38 ................ 750 751,093
Series 2017-AA, Class AR2, (3-mo. CME
Term SOFR at 1.14% Floor + 1.14%),
4.82%, 01/20/38 ................ 2,000 1,998,958
AIMCO CLO 11 Ltd.
(a)(c)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.02%, 07/17/37 ................ 2,000 2,002,994
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.58%, 07/17/37 ................ 1,000 1,002,500
AIMCO CLO 15 Ltd., Series 2021-15A, Class
D1R, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.43%, 04/17/38
(a) (c)
......... 1,500 1,504,338
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 7.62%, 07/15/37
(a) (c)
1,000 1,000,216
Apidos CLO LI Ltd., Series 2024-51A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.23%, 01/20/38
(a) (c)
.......... 3,000 2,996,928
Apidos CLO XLVIII Ltd., Series 2024-48A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor +
1.44%), 5.11%, 07/25/37
(a) (c)
.......... 3,500 3,507,069
Apidos CLO XXXI, Series 2019-31A, Class AR2,
(3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 4.84%, 04/15/39
(a) (c)
.......... 2,500 2,500,170
Apidos CLO XXXIII, Series 2020-33A, Class
CR2, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 04/24/38
(a) (c)
......... 800 802,550
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.06%, 10/22/34
(a) (c)
.......... 6,200 6,201,176
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.48%, 11/15/37
(a) (b)
................ EUR 100 114,520
Arcano Euro CLO IV DAC, Series 4X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
0.00%, 01/17/39
(a) (b)
................ 130 148,538
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a) (c)
..... USD 2,500 2,502,392
Ares LVI CLO Ltd., Series 2020-56A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/25/38
(a) (c)
..... 1,500 1,501,406
Ares LXVII CLO Ltd., Series 2022-67A, Class
A1R, (3-mo. CME Term SOFR at 1.19% Floor
+ 1.19%), 4.86%, 01/25/38
(a) (c)
......... 3,500 3,501,269
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arini European CLO X DAC, Series 10X, Class
D, (3-mo. EURIBOR at 3.10% Floor + 3.10%),
0.00%, 07/15/40
(a) (b)
................ EUR 100 $ 114,260
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/39
(a) (c)
................ USD 2,000 2,002,512
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 07/20/37
(a) (c)
..... 1,000 1,001,713
Ballyrock CLO 26 Ltd., Series 2024-26A, Class
A1A, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.18%, 07/25/37
(a) (c)
......... 1,150 1,152,659
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/25/37
(a) (c)
......... 2,500 2,503,702
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a) (c)
.......... 2,000 2,000,972
BBAM European CLO I DAC, Series 1X, Class
DRR, (3-mo. EURIBOR at 3.10% Floor +
3.10%), 5.24%, 10/22/38
(a) (b)
.......... EUR 100 115,117
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 01/27/39
(a) (c)
.......... USD 3,000 3,002,082
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.06%,
06/25/47
(a)
...................... 654 648,972
Benefit Street Partners CLO Ltd.
(a)(c)
Series 2015-6BR, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.86%, 04/20/38 ................ 1,950 1,949,046
Series 2015-6BR, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.23%, 04/20/38 ................ 1,500 1,496,829
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class BR3, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.53%, 07/20/38
(a) (c)
1,250 1,253,047
Benefit Street Partners CLO XIV Ltd., Series
2018-14A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.05%, 10/20/37
(a) (c)
3,000 3,005,228
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38
(a) (c)
..................... 3,000 3,002,322
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class A1R, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.67%,
01/15/35
(a) (c)
..................... 3,000 2,998,501
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 01/25/38
(a) (c)
2,500 2,502,799
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.83%, 04/22/38
(a) (c)
..... 1,500 1,498,761
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.94%, 01/19/38
(a) (c)
......... 2,950 2,952,468
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 4.97%, 04/20/39
(a) (c)
......... 1,280 1,281,905
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.36%, 10/22/37
(a) (c)
.......... 1,000 1,002,597

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Blackthorn Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 2.75% Floor + 2.75%),
0.00%, 10/15/39
(a) (b)
................ EUR 240 $ 274,224
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 01/15/38
(a) (c)
USD 2,000 2,002,712
Bridge Street CLO I Ltd., Series 2020-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.23%, 07/20/37
(a) (c)
......... 3,000 3,004,874
Bridge Street CLO III Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.10%, 10/20/37
(a) (c)
......... 2,000 2,004,269
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 01/15/39
(a) (c)
.......... 1,500 1,502,228
Bridgepoint CLO XI DAC, Series 11X, Class D,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
0.00%, 07/20/39
(a) (b)
................ EUR 100 114,260
Bryant Park Funding Ltd., Series 2023-21A,
Class AR, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 4.95%, 10/18/38
(a) (c)
..... USD 3,000 3,003,594
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (c)
.......... 1,000 1,001,748
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.42%, 10/25/37
(a) (b)
................ EUR 100 114,264
Carlyle US CLO Ltd.
(a)(c)
Series 2017-2A, Class AR2, (3-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.17%, 07/20/37 ................ USD 1,250 1,252,530
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................ 2,500 2,504,375
Series 2019-2A, Class AR2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/15/37 ................ 1,500 1,502,623
Series 2021-6A, Class A1R, (3-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.96%, 01/15/38 ................ 2,000 2,003,069
Series 2021-8A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................ 1,700 1,702,547
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................ 2,999 3,004,440
Series 2025-7A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.88%,
01/25/39 ..................... 1,500 1,501,409
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.53%, 07/16/31
(a) (c)
.......... 1,500 1,501,201
CarVal CLO X-C Ltd., Series 2024-2A, Class A,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.14%, 07/20/37
(a) (c)
.......... 1,000 1,002,274
CIFC Funding Ltd.
(a)(c)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................ 3,000 3,005,479
Series 2018-3A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.95%, 10/18/38 ................ 2,890 2,894,333
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.90%,
01/17/38 ..................... 1,600 1,600,949
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ..................... USD 2,000 $ 2,003,445
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.91%, 10/15/38 ................ 1,000 1,001,389
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.18%,
04/22/37 ..................... 2,000 2,001,403
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.15%,
07/21/37 ..................... 2,000 2,003,167
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/21/37 ..................... 1,000 1,003,923
CTM CLO Ltd., Series 2026-4A, Class A1, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
0.00%, 07/20/39
(a) (c)
................ 2,000 2,000,000
CVC Cordatus Loan Fund, Series 9XR, Class
DRR, (3-mo. EURIBOR at 2.90% Floor +
2.90%), 0.00%, 05/20/40
(a) (b)
.......... EUR 120 137,112
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 04/20/38
(a) (c)
..... USD 5,500 5,509,386
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (c)
..... 3,500 3,501,750
Diameter Capital CLO 7 Ltd.
(a)(c)
Series 2024-7A, Class A1A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.16%,
07/20/37 ..................... 1,225 1,225,000
Series 2024-7AR, Class A1R, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
0.00%, 07/20/39 ................ 1,225 1,225,000
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.85%, 04/20/38
(a) (c)
..... 2,500 2,498,355
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.16%), 5.84%, 01/20/30
(a) (c)
......... 396 395,774
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 03/31/38
(a) (c)
.......... 2,000 2,002,608
Elmwood CLO 14 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 10/20/38
(a) (c)
......... 2,500 2,503,622
Elmwood CLO 20 Ltd., Series 2022-7A, Class
AR2, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.83%, 01/20/39
(a) (c)
......... 3,000 3,001,500
Elmwood CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.12%
Floor + 1.12%), 4.80%, 04/20/37
(a) (c)
..... 1,700 1,699,083
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 07/18/37
(a) (c)
......... 1,000 1,002,846
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 10/17/37
(a) (c)
..... 3,000 3,005,340
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 10/15/37
(a) (c)
......... 3,000 3,008,694
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.80%, 10/15/34
(a) (b)
......... EUR 400 459,960

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 28 Ltd., Series 2024-1A, Class CR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 07/15/36
(a) (c)
.......... USD 1,000 $ 999,513
Garrison Funding 2016 1 Ltd., Series 2026-22A,
Class AR4, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.81%, 01/20/39
(a) (c)
..... 4,000 4,002,216
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 04/17/38
(a) (c)
..... 1,750 1,753,001
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class CR2, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.68%,
07/20/38
(a) (c)
..................... 2,000 2,006,800
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
10/25/37
(a) (c)
..................... 1,000 1,001,439
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class A1, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/25/37
(a) (c)
1,500 1,502,681
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.01%, 07/20/38
(a) (c)
2,625 2,630,052
HalseyPoint CLO 4 Ltd.
(a)(c)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.16%,
04/20/34 ..................... 3,000 3,001,221
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.69%,
04/20/34 ..................... 700 700,083
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21% Floor
+ 1.47%), 5.14%, 01/30/35
(a) (c)
......... 1,500 1,500,589
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
CR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 5.73%, 01/20/38
(a) (c)
......... 1,000 1,003,761
Henley CLO IV DAC, Series 4X, Class DR,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
4.98%, 07/25/38
(a) (b)
................ EUR 400 460,168
Henley CLO XVI DAC, Series 16X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
0.00%, 04/25/39
(a) (b)
................ 120 137,112
Henley CLO XVII DAC, Series 17X, Class D,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.37%, 07/25/39
(a) (b)
................ 182 209,513
Kennedy Lewis CLO 15 Ltd., Series 2024-15A,
Class A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.25%, 07/20/37
(a) (c)
..... USD 1,520 1,522,744
Kennedy Lewis CLO 8 Ltd., Series 8A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 01/20/38
(a) (c)
..... 2,000 2,003,580
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 01/20/38
(a) (c)
.......... 1,000 1,001,500
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (c)
.......... 501 490,191
Madison Park Funding LI Ltd., Series 2021-51A,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.91%, 10/19/38
(a) (c)
..... 2,000 2,001,385
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a) (c)
2,000 1,998,444
Madison Park Funding XXXVII Ltd., Series 2019-
37A, Class AR2, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 5.20%, 04/15/37
(a) (c)
1,000 1,001,584
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 6.85%, 08/15/37
(a) (c)
..... USD 1,500 $ 1,500,279
Menlo CLO IV Ltd., Series 2026-4A, Class D1,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 6.18%, 03/20/39
(a) (c)
.......... 1,500 1,494,675
MidOcean Credit CLO XV Ltd., Series 2024-15A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.20%, 07/21/37
(a) (c)
..... 1,500 1,503,763
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term SOFR
at 0.28% Floor + 0.39%), 3.90%, 05/25/37
(a)
1,781 1,631,151
New Mountain CLO 1 Ltd.
(a)(c)
Series CLO-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 01/15/38 ................ 1,500 1,501,502
Series CLO-1A, Class DRR, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.52%, 01/15/38 ................ 1,000 992,765
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/15/38
(a) (c)
......... 1,600 1,602,776
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.01%, 10/20/38
(a) (c)
......... 2,500 2,504,436
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.88%, 03/31/38
(a) (c)
.......... 1,500 1,500,080
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class AR2, (3-mo. CME Term SOFR at
1.13% Floor + 1.13%), 4.81%, 04/20/38
(a) (c)
3,000 2,998,139
Oaktree CLO Ltd.
(a)(c)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 01/20/38 ................ 2,000 2,003,500
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.31%,
10/22/37 ..................... 1,000 1,002,806
OCP CLO Ltd.
(a)(c)
Series 2015-10A, Class AR3, (3-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
4.98%, 01/26/38 ................ 2,000 2,002,244
Series 2016-12A, Class A1R3, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 10/18/37 ................ 1,065 1,066,854
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.86%, 04/20/38 ................ 2,500 2,498,750
Series 2021-21A, Class AR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.86%, 01/20/38 ................ 3,000 2,998,508
Series 2021-23A, Class D1R2, (3-mo. CME
Term SOFR at 2.35% Floor + 2.35%),
6.03%, 01/17/39 ................ 1,000 1,001,999
Series 2025-44A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
10/24/38 ..................... 3,000 3,003,914
OCP Euro CLO DAC, Series 2017-2X, Class
DRR, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.44%, 04/15/37
(a) (b)
.......... EUR 120 137,112
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/21/38
(a) (c)
..... USD 1,000 1,000,595
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a) (c)
..... 4,330 4,335,787

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.95%, 01/22/38
(a) (c)
..... USD 2,000 $ 2,003,142
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.96%, 07/19/38
(a) (c)
2,000 2,001,972
OHA Credit Funding Ltd., Series 2023-15RA,
Class A, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.97%, 07/20/38
(a) (c)
..... 2,000 2,002,192
OHA Credit Partners XI Ltd., Series 2015-11A,
Class CR3, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.32%, 07/20/39
(a) (c)
..... 1,500 1,498,941
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.03%, 10/18/37
(a) (c)
..... 2,950 2,955,745
OHA Credit Partners XVII Ltd., Series 2024-17A,
Class A, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/18/38
(a) (c)
..... 2,000 2,002,897
OHA Loan Funding Ltd., Series 2015-1A, Class
A1R4, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.93%, 10/19/38
(a) (c)
..... 5,000 5,007,500
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
..... 647 569,950
Palmer Square CLO Ltd.
(a)(c)
Series 2021-2A, Class AR1, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 02/15/38 ................ 2,000 2,002,632
Series 2021-3A, Class D1R, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%),
6.47%, 10/15/38 ................ 1,000 994,151
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.03%, 07/20/37 ................ 3,000 3,005,864
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
07/20/37 ..................... 2,500 2,504,945
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.13%,
04/20/38 ..................... 2,500 2,500,312
Palmer Square European CLO DAC, Series
2026-2X, Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 0.00%, 08/15/39
(a) (b)
..... EUR 100 114,260
Penta CLO 14 DAC, Series 2023-14X, Class
DRR, (3-mo. EURIBOR at 2.90% Floor +
2.90%), 5.38%, 04/20/40
(a) (b)
.......... 100 114,832
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 4.90%, 04/20/38
(a) (c)
......... USD 4,000 4,000,959
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.08%, 10/25/34
(a) (c)
.......... 1,000 1,001,228
Pikes Peak CLO 6, Series 2020-6A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.10%, 05/18/34
(a) (c)
.......... 1,000 997,896
Polen Capital CLO Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.04%, 01/20/39
(a) (c)
.......... 1,500 1,502,250
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.40%, 10/15/38
(a) (b)
................ EUR 100 114,517
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.42%, 05/20/34
(a) (b)
................ 400 460,117
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/15/38
(a) (c)
.......... USD 1,500 1,502,112
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Reese Park CLO Ltd., Series 2020-1A, Class
ARR, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 01/15/38
(a) (c)
......... USD 2,000 $ 2,002,638
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 07/17/37
(a) (c)
......... 5,250 5,258,824
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 5.28%, 10/20/38
(a) (c)
......... 1,000 1,003,809
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 4.83%, 04/15/38
(a) (c)
..... 2,000 1,998,627
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 01/15/38
(a) (c)
......... 3,500 3,498,267
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.04%, 04/20/34 ................ 1,000 1,003,420
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.14%,
10/20/31 ..................... 500 501,940
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 5.94%,
07/20/34 ..................... 1,000 1,001,290
RR 21 Ltd., Series 2022-21A, Class A1AR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/15/39
(a) (c)
.......... 1,000 1,001,700
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.06%, 07/15/39
(a) (c)
.......... 1,000 1,001,803
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 04/15/40
(a) (c)
................ 3,020 3,018,730
RR 7 Ltd., Series 2019-7A, Class A1AB, (3-mo.
CME Term SOFR at 1.34% Floor + 1.34%),
5.01%, 01/15/37
(a) (c)
................ 1,228 1,228,000
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.03%, 10/20/38
(a) (c)
1,500 1,503,010
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.76%, 01/30/38
(a) (c)
..... 1,250 1,254,936
SAIF Securitization Trust, Series 2026-CES1,
Class A1A, 5.40%, 02/25/56
(c) (d)
........ 963 957,926
Sculptor European CLO VIII DAC, Series 8X,
Class DR, (3-mo. EURIBOR at 2.95% Floor +
2.95%), 5.12%, 01/17/39
(a) (b)
.......... EUR 100 114,221
Serenity-Peace Park CLO Ltd., Series 2025-1A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 10/24/38
(a) (c)
..... USD 2,000 2,003,265
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 10/20/37
(a) (c)
......... 5,600 5,608,777
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.00%, 01/20/38
(a) (c)
......... 3,000 3,004,281
Silver Point CLO 5 Ltd.
(a)(c)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
10/20/37 ..................... 2,500 2,504,438
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.78%,
10/20/37 ..................... 1,750 1,755,194

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 7 Ltd.
(a)(c)
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
01/15/38 ..................... USD 3,000 $ 3,005,221
Series 2024-7A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
01/15/38 ..................... 1,000 1,002,495
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 03/31/38
(a) (c)
.......... 2,500 2,506,355
Silver Point Euro CLO 2 DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 01/15/39
(a) (b)
................ EUR 100 114,260
Sixth Street CLO XII Ltd., Series 2018-12A,
Class BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.28%, 01/17/39
(a) (c)
..... USD 2,550 2,557,568
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class BR2, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 01/20/38
(a) (c)
..... 2,815 2,807,731
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1R2, (3-mo. CME Term SOFR at
1.17% Floor + 1.17%), 4.84%, 01/21/39
(a) (c)
3,000 2,999,139
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 4.83%, 04/17/38
(a) (c)
..... 2,500 2,498,378
Sixth Street CLO XXII Ltd., Series 2023-22A,
Class AR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.80%, 04/21/38
(a) (c)
..... 3,500 3,496,961
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.49%, 04/20/37
(a) (b)
................ EUR 140 161,418
Symetra CLO Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.97%, 04/20/38
(a) (c)
.......... USD 2,000 2,001,771
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class DR, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.29%, 07/16/40
(a) (b)
..... EUR 120 137,112
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.05%, 01/15/34
(a) (c)
.......... USD 1,945 1,945,070
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a) (c)
......... 2,240 2,238,827
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 10/25/37
(a) (c)
.......... 1,240 1,242,225
Trimaran CAVU Ltd.
(a)(c)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ..................... 1,000 1,001,943
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/25/38 ..................... 1,250 1,254,051
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a) (c)
.......... 4,000 4,008,836
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.01%, 01/22/38
(a) (c)
.......... 2,370 2,373,228
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
................. GBP 121 166,511
Voya CLO Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 10/15/38
(a) (c)
.......... USD 2,000 2,003,483
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.96%, 10/20/38
(a) (c)
..... USD 3,000 $ 3,004,287
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 07/20/37
(a) (c)
..... 5,500 5,508,250
Wellesley Park CLO Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 01/24/39
(a) (c)
.......... 3,000 3,000,299
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.05%, 10/24/37 ................ 3,807 3,813,143
Series 2020-2A, Class BR2, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
5.42%, 10/24/37 ................ 1,000 1,002,002
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/35
(a) (c)
......... 4,100 4,103,689
Total Asset-Backed Securities — 28 .5%
(Cost: $ 359,487,060 ) .............................. 360,043,534
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
WOM New Holdco
(e) (f)
................. 416 6,240
Construction & Engineering — 0.0%
United Site Services
(e) (f)
................ 8,992 89,920
Financial Services — 0.0%
(e)
Aimbridge Topco LLC ................. 1,261 48,338
Labels Buyer LLC ................... 145 5,365
New Kleo Holdco
(f)
................... 18,919 32,425
86,128
Food Products — 0.0%
H-Food Holdings LLC
(e)
................ 2,065 35,621
Lamb Weston Holdings, Inc. ............ 548 23,663
59,284
Health Care Equipment & Supplies — 0.0%
Medline, Inc. , Class A
(e)
................ 1,502 59,239
Hotels, Restaurants & Leisure — 0.0%
(e)(f)
Fortrex Holdings LLC ................. 1,793 26,895
New Topco ........................ 3,743 —
26,895
IT Services — 0.0%
Travelport Technology Ltd.
(e) (f)
............ 100 68,416
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
.............. 283 —
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (g)
............... 726 2,178
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
.............. 1,674 53,350
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP .................. 5,083 97,187
Enterprise Products Partners LP .......... 1,023 37,605
134,792

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.0%
VICI Properties, Inc. , Class A ............ 3,407 $ 90,456
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e)
.............. 5,686 11,372
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(e)
................. 7,853 154,710
Total Common Stocks — 0 .1%
(Cost: $ 1,063,719 ) ............................... 842,980
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
.. USD 35 35,757
ATI, Inc.
5.88% , 12/01/27 .................. 23 23,011
7.25% , 08/15/30 .................. 19 19,727
5.13% , 10/01/31 .................. 81 80,174
5.88% , 06/15/33 .................. 9 9,125
Bombardier, Inc.
(c)
8.75% , 11/15/30 .................. 122 128,961
7.25% , 07/01/31 .................. 4 4,185
6.75% , 06/15/33 .................. 28 28,984
BWX Technologies, Inc., 4.13%, 06/30/28
(c)
.. 13 12,754
Carpenter Technology Corp., 5.63%, 03/01/34
(c)
34 33,974
Czechoslovak Group A/S, 5.25%, 01/10/31
(b)
. EUR 344 399,225
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(c)
................ USD 200 200,134
Goat Holdco LLC, 6.75%, 02/01/32
(c)
...... 15 15,373
Moog, Inc., 5.50%, 10/15/34
(c)
.......... 16 15,756
TransDigm, Inc.
(c)
6.75% , 08/15/28 .................. 108 109,075
6.38% , 03/01/29 .................. 84 85,283
6.63% , 03/01/32 .................. 98 100,511
6.00% , 01/15/33 .................. 91 91,894
6.38% , 05/31/33 .................. 224 226,130
6.25% , 01/31/34 .................. 14 14,286
6.75% , 01/31/34 .................. 196 201,039
6.13% , 07/31/34 .................. 141 140,819
1,976,177
Air Freight & Logistics — 0.0%
(c)
Rand Parent LLC, 8.50%, 02/15/30 ....... 26 26,932
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 . 12 12,426
39,358
Automobile Components — 0.5%
Allison Transmission, Inc., 5.88%, 12/01/33
(c)
. 33 32,898
American Axle & Manufacturing, Inc.
(c)
6.38% , 10/15/32 .................. 19 18,933
7.75% , 10/15/33 .................. 19 18,770
Clarios Global LP
6.75% , 05/15/28
(c)
................. 89 90,303
6.75% , 02/15/30
(c)
................. 46 47,400
4.75% , 06/15/31
(b)
................. EUR 371 428,817
6.75% , 09/15/32
(c)
................. USD 116 118,469
Cyprium Corp., 6.13%, 04/15/31
(c)
........ 26 25,999
Dana, Inc.
4.25% , 09/01/30 .................. 7 6,976
4.50% , 02/15/32 .................. 10 9,976
Dorman Products, Inc., 6.25%, 06/15/34
(c)
... 4 4,046
Forvia SE
5.50% , 06/15/31
(b)
................. EUR 738 863,412
6.75% , 09/15/33
(c)
................. USD 400 399,813
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
USD 9 $ 9,450
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 45 43,016
6.63% , 07/15/30 .................. 14 13,522
8.88% , 07/15/32 .................. 37 37,321
Icahn Enterprises LP
5.25% , 05/15/27 .................. 36 35,581
9.75% , 01/15/29 .................. 43 42,171
4.38% , 02/01/29 .................. 47 40,142
10.00% , 11/15/29
(c)
................ 24 23,669
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(b) (h)
............ EUR 335 408,987
Mahle GmbH
(b)
6.50% , 05/02/31 .................. 189 225,069
7.13% , 07/15/32 .................. 333 400,783
Schaeffler AG
(b)
4.25% , 04/01/28 .................. 100 115,292
4.75% , 08/14/29 .................. 400 466,936
5.00% , 05/13/33 .................. 200 231,274
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ USD 72 72,450
Valeo SE, 4.88%, 02/03/33
(b)
........... EUR 400 457,202
ZF Europe Finance BV
(b)
7.00% , 06/12/30 .................. 700 850,337
5.50% , 02/17/32 .................. 300 339,119
5,878,133
Automobiles — 0.6%
Aston Martin Capital Holdings Ltd.
10.38% , 03/31/29
(b)
................ GBP 412 434,665
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(c)
................ USD 2,595 2,620,014
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
................. 3,055 3,061,404
6.95% , 09/15/26
(b)
................. 75 75,157
6.13% , 09/30/30
(c)
................. 54 53,083
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
................. EUR 488 565,404
7.75% , 07/17/32
(c)
................. USD 200 207,291
6.38% , 07/17/33
(b)
................. EUR 100 116,637
RCI Banque SA
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a) (b)
.............. 700 805,513
Rivian Holdings LLC, 10.00%, 01/15/31
(c)
... USD 29 28,884
7,968,052
Banks — 2.8%
Australia & New Zealand Banking Group Ltd., (3-
mo. ASX Australia Bank Bill Short Term Rates
Mid + 1.68%), 5.69%, 08/14/40
(a) (b)
...... AUD 360 242,177
Axis Bank Ltd.
(b)
5.35% , 06/30/31 .................. USD 200 200,978
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.60%), 6.88%
(a) (i)
.. 200 201,000
Bank Negara Indonesia Persero Tbk. PT, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.26%), 7.15%
(a) (b) (i)
... 200 199,800
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 850 812,388
(1-day SOFR + 1.83%), 4.57% , 04/27/33 . 11,145 10,924,806
Citigroup, Inc., 4.30%, 11/20/26 ......... 500 500,123
Eurobank SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................ EUR 125 143,272
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................ 296 335,986
Golomt Bank, 7.95%, 05/14/29
(b)
......... USD 200 201,060

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc, (1-day SOFR + 1.57%),
5.21%, 05/13/31
(a)
................ USD 400 $ 408,715
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
..................... 7,875 7,896,652
JPMorgan Chase & Co., 3.63%, 12/01/27 ... 300 296,563
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 1,830 1,947,764
Metropolitan Bank & Trust Co., 5.50%,
03/06/34
(b)
..................... 275 278,867
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 4.89%, 07/08/31
(a)
........... 275 278,110
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (b)
... 250 255,753
National Australia Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
1.70%), 5.77%, 07/30/40
(a) (b)
.......... AUD 390 264,211
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 600 728,293
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(a) (b)
.......... USD 200 198,630
Standard Chartered plc
(a)(b)
(1-day SOFR + 1.68%), 5.32% , 05/13/31 . 400 410,304
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.67%), 7.00%
(i)
... 200 201,300
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ..................... 200 208,856
Sumitomo Mitsui Financial Group, Inc., (1-day
SOFR + 1.19%), 4.83%, 07/08/31
(a)
..... 200 201,474
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 1,020 1,037,332
Wells Fargo & Co.
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
6,713 6,670,402
5.38% , 11/02/43 .................. 500 470,088
35,514,904
Biotechnology — 0.1%
Grifols SA
(b)
7.13% , 05/01/30 .................. EUR 630 748,660
7.50% , 05/01/30 .................. 64 76,142
824,802
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 . USD 200 180,931
B&M European Value Retail plc
6.50% , 11/27/31
(b)
................. GBP 593 775,029
Getty Images, Inc., 10.50%, 11/15/30
(c)
..... USD 14 11,672
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 .................. 49 48,331
3.63% , 10/01/31 .................. 9 8,098
6.13% , 09/15/33 .................. 33 32,610
Prosus NV
(b)
4.34% , 07/15/35 .................. EUR 150 170,122
4.03% , 08/03/50 .................. USD 532 375,060
Wayfair LLC, 7.13%, 05/31/34
(c)
......... 15 15,422
1,617,275
Building Products — 0.1%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(c)
..................... 27 28,211
Builders FirstSource, Inc., 6.75%, 05/15/35
(c)
. 15 15,294
EMRLD Borrower LP
6.38% , 12/15/30
(b)
................. EUR 619 730,820
6.63% , 12/15/30
(c)
................. USD 238 243,315
6.75% , 07/15/31
(c)
................. 37 38,297
Security
Par (000)
Par (000) Value
Building Products (continued)
HT Troplast GmbH, 7.63%, 07/15/31
(b)
..... EUR 122 $ 141,407
JELD-WEN, Inc., 4.88%, 12/15/27
(c)
...... USD 28 22,295
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 .................. 39 38,844
9.75% , 07/15/28 .................. 39 39,068
Quikrete Holdings, Inc., 6.38%, 03/01/32
(c)
... 123 125,605
Standard Building Solutions, Inc.
(c)
6.50% , 08/15/32 .................. 61 61,369
6.25% , 08/01/33 .................. 69 68,520
5.88% , 03/15/34 .................. 34 32,763
Standard Industries, Inc.
(c)
4.75% , 01/15/28 .................. 14 13,901
4.38% , 07/15/30 .................. 49 46,538
Wilsonart LLC, 11.00%, 08/15/32
(c)
....... 34 27,545
1,673,792
Capital Markets — 4.5%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(b)
................ 225 207,000
Apollo Debt Solutions BDC
6.90% , 04/13/29 .................. 4,265 4,377,375
5.88% , 08/30/30 .................. 10 9,895
6.55% , 03/15/32 .................. 6 6,051
Ares Strategic Income Fund
5.45% , 09/09/28 .................. 6,000 5,941,338
5.80% , 09/09/30 .................. 25 24,628
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 10 9,739
Banco Nacional de Mexico SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.68%), 6.70%, 08/07/36
(a) (c)
... 382 377,034
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 11,820 11,643,715
Blue Owl Capital Corp.
6.20% , 07/15/30 .................. 5,388 5,368,797
6.30% , 08/15/31 .................. 10 9,939
China Ping An Insurance Overseas Holdings
Ltd., 6.13%, 05/16/34
(b)
............. 200 211,474
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 31 29,415
Deutsche Bank AG, (1-day SOFR + 2.51%),
6.82%, 11/20/29
(a)
................ 3,350 3,504,265
First Eagle Holdings, Inc., 7.25%, 08/15/32
(c)
. 12 12,080
Focus Financial Partners LLC, 6.75%, 09/15/31
(c)
64 64,398
FS KKR Capital Corp., 2.63%, 01/15/27 .... 8 7,852
Gaci First Investment Co., 5.25%, 05/14/33
(b)
. 767 765,466
Golub Capital Private Credit Fund, 5.45%,
08/15/28 ...................... 9,255 9,151,264
Hana Securities Co. Ltd., 4.88%, 06/02/31
(b)
. 200 198,408
Jane Street Group
(c)
6.13% , 11/01/32 .................. 9 9,002
6.75% , 05/01/33 .................. 38 39,078
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
.... 6,830 7,333,015
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(c)
.. 453 433,109
Mirae Asset Securities Co. Ltd., 5.13%,
07/06/29
(b)
..................... 200 199,878
Morgan Stanley, (1-day SOFR + 1.73%), 5.47%,
01/18/35
(a)
..................... 885 898,436
NH Investment & Securities Co. Ltd., 5.00%,
06/29/31
(b)
..................... 200 198,914
Nomura Holdings, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.30%), 5.04%, 06/10/36
(a)
........... 400 390,640
Osaic Holdings, Inc.
(c)
6.75% , 08/01/32 .................. 42 42,072
8.00% , 08/01/33 .................. 69 69,255

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.60%),
6.33%, 12/22/27
(a) (c)
............... USD 5,700 $ 5,747,662
57,281,194
Chemicals — 0.7%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(c) (h)
......... 164 131,044
Avient Corp., 6.25%, 11/01/31
(c)
......... 18 18,240
Bond US Bidco 1, Inc.
6.50% , 06/15/33
(b)
................. EUR 612 704,423
6.50% , 06/15/33
(c)
................. 100 115,102
Celanese US Holdings LLC
7.00% , 02/15/31 .................. USD 3 3,088
6.75% , 04/15/33 .................. 18 18,336
7.38% , 02/15/34 .................. 35 36,160
Chemours Co. (The)
(c)
5.75% , 11/15/28 .................. 112 111,909
4.63% , 11/15/29 .................. 47 44,861
7.88% , 03/15/34 .................. 26 26,127
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 142 138,554
Equate Petrochemical Co. KSCC, 4.25%,
11/03/26
(b)
..................... 300 298,722
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.40%, 02/05/31
(a) (b)
.. EUR 200 230,736
FMC Corp.
3.45% , 10/01/29 .................. USD 68 62,965
8.00% , 06/01/31
(c)
................. 70 72,855
INEOS Finance plc
(b)
6.38% , 04/15/29 .................. EUR 220 247,249
7.25% , 03/31/31 .................. 226 245,853
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(b)
252 263,864
Italmatch Chemicals SpA
(b)
6.25% , 02/05/31 .................. 100 116,340
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
6.42% , 02/05/31
(a)
............... 109 125,680
K+S AG, 0.63%, 06/16/31
(b) (j)
........... 100 113,773
Kronos International, Inc., 9.50%, 03/15/29
(b)
. 683 766,140
Lune Holdings SARL, 5.63%, 11/15/28
(b)
.... 379 4,330
Maxam Prill SARL, 6.00%, 07/15/30
(b)
..... 783 913,111
Methanex US Operations, Inc., 6.25%,
03/15/32
(c)
..................... USD 11 11,139
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
29 28,783
Monitchem HoldCo 3 SA, 8.00%, 07/15/31
(b)
. EUR 690 785,331
Nouryon Finance BV, 6.13%, 07/15/31
(b)
.... 148 171,804
Olympus Water US Holding Corp.
5.38% , 10/01/29
(b)
................. 100 111,650
6.75% , 08/01/32
(c)
................. USD 200 195,416
6.13% , 02/15/33
(b)
................. EUR 279 320,761
7.25% , 02/15/33
(c)
................. USD 200 197,793
Orbia Advance Corp. SAB de CV, 6.75%,
09/19/42
(c)
..................... 435 384,105
Perimeter Holdings LLC, 6.25%, 01/15/34
(c)
.. 64 63,879
Sasol Financing USA LLC
4.38% , 09/18/26 .................. 200 199,184
8.75% , 04/10/33
(c)
................. 400 414,250
SCIL IV LLC, 9.50%, 07/15/28
(b)
......... EUR 359 423,023
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 19 18,603
4.38% , 02/01/32 .................. 40 37,493
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 52 50,987
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(c)
..................... 45 44,720
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(b)
..................... EUR 174 200,292
Security
Par (000)
Par (000) Value
Chemicals (continued)
Synthomer plc, 7.38%, 05/02/29
(b)
........ EUR 100 $ 98,571
WR Grace Holdings LLC
(c)
5.63% , 08/15/29 .................. USD 219 205,836
7.38% , 03/01/31 .................. 43 43,179
6.63% , 08/15/32 .................. 52 50,433
7.00% , 08/01/33 .................. 51 49,662
8,916,356
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The)
(c)
4.88% , 07/15/32 .................. 9 8,505
5.88% , 10/15/33 .................. 65 63,854
Allied Universal Holdco LLC
4.63% , 06/01/28
(c)
................. 200 196,544
4.88% , 06/01/28
(b)
................. GBP 600 790,678
6.00% , 06/01/29
(c)
................. USD 217 216,045
6.88% , 06/15/30
(c)
................. 103 105,843
7.88% , 02/15/31
(c)
................. 279 291,662
Amber Finco plc
6.63% , 07/15/29
(b)
................. EUR 825 976,489
APCOA GmbH, 6.00%, 04/15/31
(b)
....... 679 786,700
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. USD 52 49,868
5.75% , 06/01/34 .................. 14 13,841
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 24 23,952
Bidvest Group UK plc (The), 6.20%, 09/17/32
(c)
200 201,000
Biffa Group Holdings Ltd.
(b)
5.25% , 06/15/31 .................. EUR 265 303,558
7.38% , 06/15/31 .................. GBP 250 334,338
Brink's Co. (The)
(c)
6.50% , 06/15/29 .................. USD 18 18,360
6.75% , 06/15/32 .................. 41 41,897
Clean Harbors, Inc., 6.38%, 02/01/31
(c)
..... 4 4,057
Deluxe Corp., 8.13%, 09/15/29
(c)
......... 13 13,458
Garda World Security Corp.
(c)
7.75% , 02/15/28 .................. 20 20,353
6.00% , 06/01/29 .................. 13 12,807
8.25% , 08/01/32 .................. 66 67,539
8.38% , 11/15/32 .................. 238 243,487
GFL Environmental Holdings US, Inc.
(c)
5.63% , 07/01/31 .................. 19 18,998
5.50% , 02/01/34 .................. 80 78,247
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 50 48,818
4.38% , 08/15/29 .................. 12 11,665
6.75% , 01/15/31 .................. 17 17,489
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(b) (h)
........... EUR 184 223,507
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
....... 122 141,362
Madison IAQ LLC, 5.88%, 06/30/29
(c)
...... USD 80 80,041
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(a) (c) (h)
............... 70 60,946
Paprec Holding SA
(b)
4.13% , 07/15/30 .................. EUR 446 508,229
4.50% , 07/15/32 .................. 287 328,030
Reworld Holding Corp., 4.88%, 12/01/29
(c)
... USD 40 38,151
RR Donnelley & Sons Co.
(c)
9.50% , 08/01/29 .................. 83 86,056
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(h)
.................... 16 15,402
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(c)
..................... 102 107,656
Techem Verwaltungsgesellschaft 675 mbH
(b)
4.63% , 07/15/32 .................. EUR 100 114,945
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.15% , 07/15/32
(a)
............... 100 114,904

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Waste Pro USA, Inc., 7.00%, 02/01/33
(c)
.... USD 175 $ 179,076
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 39 38,650
6.63% , 06/15/29 .................. 36 36,754
6.63% , 04/15/30 .................. 22 22,664
7.38% , 10/01/31 .................. 6 6,212
7,062,637
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 13 12,400
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(c)
............ 43 43,061
Arcosa, Inc.
(c)
4.38% , 04/15/29 .................. 43 42,295
6.88% , 08/15/32 .................. 2 2,086
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
..................... 182 148,312
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 29 28,363
Egis SA, 5.13%, 05/15/31
(b)
............ EUR 276 320,860
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34
(c)
..................... USD 25 25,129
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(b)
................ 400 393,876
Heathrow Finance plc, 6.63%, 03/01/31
(b)
... GBP 500 664,265
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(b)
..................... USD 200 202,640
Weekley Homes LLC, 6.75%, 01/15/34
(c)
.... 20 20,053
1,890,940
Consumer Finance — 0.6%
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
2,095 2,123,863
8.00% , 11/01/31 .................. 400 445,495
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
.................... 2,210 2,186,131
Azorra Finance Ltd.
(c)
7.75% , 04/15/30 .................. 17 17,653
7.25% , 01/15/31 .................. 4 4,110
6.25% , 02/15/34 .................. 14 13,575
Encore Capital Group, Inc., (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.44%, 07/15/33
(a) (b)
. EUR 123 142,290
GGAM Finance Ltd., 5.88%, 03/15/30
(c)
.... USD 24 23,910
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
..................... 59 59,948
Kaspi.KZ JSC, 5.90%, 04/28/31
(c)
........ 421 420,536
KB Capital Co. Ltd., 4.25%, 10/01/30
(b)
..... 200 193,930
Manappuram Finance Ltd., 7.38%, 05/12/28
(b)
180 181,809
Muangthai Capital PCL, 7.55%, 07/21/30
(b)
.. 475 483,312
Muthoot Finance Ltd.
(b)
7.13% , 02/14/28 .................. 450 455,715
6.38% , 03/02/30 .................. 825 823,762
Navient Corp.
9.38% , 10/15/31 .................. 21 20,920
7.88% , 06/15/32 .................. 16 14,975
OneMain Finance Corp.
6.63% , 05/15/29 .................. 18 18,354
5.38% , 11/15/29 .................. 45 44,200
7.88% , 03/15/30 .................. 60 62,462
6.13% , 05/15/30 .................. 39 38,998
4.00% , 09/15/30 .................. 12 11,092
7.50% , 05/15/31 .................. 5 5,166
7.13% , 11/15/31 .................. 9 9,155
6.75% , 03/15/32 .................. 67 67,161
7.13% , 09/15/32 .................. 13 13,219
6.50% , 03/15/33 .................. 43 42,313
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.75% , 09/15/33 .................. USD 76 $ 75,235
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(c)
92 95,037
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(a)
..................... 16 15,981
8,110,307
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
(c)
5.50% , 03/31/31 .................. 20 19,542
5.63% , 03/31/32 .................. 18 17,403
6.25% , 03/15/33 .................. 52 51,542
5.75% , 03/31/34 .................. 70 66,664
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(b)
. GBP 739 920,836
Boots Group Finco LP
(b)
5.38% , 08/31/32 .................. EUR 162 189,683
7.38% , 08/31/32 .................. GBP 100 136,962
Cencosud SA
(c)
5.95% , 05/28/31 .................. USD 358 370,064
5.75% , 04/15/36 .................. 325 325,244
Co-Operative Group Ltd., 8.25%, 12/15/31
(b)
. GBP 164 223,247
KeHE Distributors LLC
(c)
9.00% , 02/15/29 .................. USD 18 18,843
7.13% , 04/30/33 .................. 28 28,522
Lion/Polaris Lux Midco SARL
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.75% , 07/01/29
(a) (b)
.............. EUR 225 258,552
Market Bidco Finco plc
(b)
6.75% , 01/31/31 .................. 147 165,955
8.75% , 01/31/31 .................. GBP 100 129,899
New Immo Holding SA
(b)
5.88% , 04/17/28 .................. EUR 200 233,552
4.88% , 12/08/28 .................. 100 114,618
4.95% , 11/14/30 .................. 100 113,826
5.50% , 04/23/31 .................. 100 114,542
Ocado Group plc, 6.25%, 08/06/29
(b) (j)
..... GBP 500 627,480
Performance Food Group, Inc.
(c)
4.25% , 08/01/29 .................. USD 25 24,267
6.13% , 09/15/32 .................. 54 54,660
5.63% , 03/01/34 .................. 75 73,612
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
23 23,003
US Foods, Inc., 4.75%, 02/15/29
(c)
....... 22 21,715
4,324,233
Containers & Packaging — 0.3%
Ardagh Group SA
9.50% , 12/01/30
(c)
................. 12 12,418
9.50% , 12/01/30
(b)
................. 561 599,955
11.00% , ( 11.00 % Cash or 7.50 % PIK),
12/01/30
(b) (h)
................... EUR 440 473,921
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(b)
................. 366 402,060
4.00% , 09/01/29
(c)
................. USD 270 256,653
Ball Corp., 5.50%, 09/15/33 ........... 12 12,074
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 42 41,947
6.88% , 01/15/30 .................. 17 16,937
6.75% , 04/15/32 .................. 34 33,001
Crown Americas LLC, 5.88%, 06/01/33 .... 54 54,379
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(b) (h)
........... EUR 123 128,896
Kleopatra Finco SARL, (1-mo. EURIBOR +
2.00%), 6.00%, 01/30/31
(a)
........... 197 189,058
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/30 .................. USD 410 419,151
9.25% , 04/15/30 .................. 38 37,385
OI European Group BV, 5.25%, 06/01/29
(b)
.. EUR 400 465,107

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sword Purchaser LLC
7.25% , 04/15/33
(b)
................. EUR 353 $ 422,540
8.25% , 04/15/33
(c)
................. USD 36 37,252
3,602,734
Distributors — 0.0%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 10 9,531
Core & Main LP, 6.00%, 07/01/34 ........ 105 105,494
Dealer Tire Financial LLC, 10.38%, 10/01/31 . 12 11,957
Gates Corp., 6.88%, 07/01/29 .......... 34 34,774
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 21 20,136
6.50% , 07/15/32 .................. 36 36,180
218,072
Diversified Consumer Services — 0.1%
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.40% , 05/17/31
(a)
............... EUR 100 115,249
7.13% , 05/17/31 .................. 559 662,897
Service Corp. International
3.38% , 08/15/30 .................. USD 2 1,855
4.00% , 05/15/31 .................. 56 52,861
5.75% , 10/15/32 .................. 101 101,406
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 67 69,300
1,003,568
Diversified REITs — 0.6%
GLP Capital LP, 3.25%, 01/15/32 ........ 1,570 1,405,681
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 92 88,396
Uniti Group LP
(c)
6.50% , 02/15/29 .................. 11 10,913
6.00% , 01/15/30 .................. 8 7,815
Series Feb , 8.63% , 06/15/32 .......... 99 103,278
VICI Properties LP, 5.13%, 05/15/32 ...... 5,900 5,851,489
7,467,572
Diversified Telecommunication Services — 1.9%
Altice France SA
7.25% , 11/01/29
(b)
................. EUR 214 246,955
4.75% , 10/15/30
(b)
................. 660 734,673
6.88% , 10/15/30
(c)
................. USD 37 35,523
6.50% , 10/15/31
(c)
................. 11 10,549
6.50% , 04/15/32
(c)
................. 48 46,388
5.63% , 07/15/32
(b)
................. EUR 155 174,809
6.88% , 07/15/32
(c)
................. USD 195 189,284
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(c)
. 82 82,295
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(c)
. 104 103,787
APLD ComputeCo LLC, 9.25%, 12/15/30
(c)
.. 36 38,836
Athomstart Invest 1083 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a) (b) (c)
EUR 500 575,293
Black Pearl Compute LLC, 6.13%, 02/15/31
(c)
. USD 11 11,141
British Telecommunications Ltd., (5-Year U.K.
Government Bonds Note Generic Bid Yield +
2.28%), 6.38%, 12/03/55
(a) (b)
.......... GBP 680 911,725
CCO Holdings LLC
(c)
6.38% , 09/01/29 .................. USD 152 151,847
4.75% , 03/01/30 .................. 119 112,830
4.25% , 02/01/31 .................. 44 39,625
4.75% , 02/01/32 .................. 23 20,515
7.00% , 02/01/33 .................. 41 40,208
4.25% , 01/15/34 .................. 90 76,188
7.38% , 02/01/36 .................. 108 105,914
CDC Data Centres Australia Pty. Ltd., (3-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 2.40%), 6.87%, 06/12/56
(a) (b)
AUD 150 104,860
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Cipher Compute LLC, 7.13%, 11/15/30
(c)
.... USD 92 $ 95,636
Comcast Corp., 4.05%, 11/01/52 ........ 260 182,245
Core Scientific Finance I LLC, 7.75%, 05/15/31
(c)
116 117,630
eircom Finance DAC, 5.00%, 04/30/31
(b)
.... EUR 331 382,700
Fibercop SpA
(b)
4.75% , 06/30/30 .................. 337 392,330
5.38% , 04/15/31 .................. 615 728,745
5.13% , 06/30/32 .................. 209 245,348
Flash Compute LLC, 7.25%, 12/31/30
(c)
.... USD 153 157,318
Grupo Televisa SAB, 6.63%, 01/15/40 ..... 437 383,590
IHS Holding Ltd., 6.25%, 11/29/28
(c)
....... 431 429,249
Level 3 Financing, Inc.
(c)
6.88% , 06/30/33 .................. 254 261,436
7.00% , 03/31/34 .................. 258 266,033
8.50% , 01/15/36 .................. 312 335,160
7.50% , 02/15/37 .................. 92 94,427
Liquid Telecommunications Financing plc,
10.75%, 04/14/31
(c)
............... 319 329,600
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(c)
. 548 549,228
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(c)
..................... 165 164,762
SE Cosmos LLC, 8.88%, 05/01/31
(c)
...... 155 159,351
Space Exploration Technologies Corp., 5.35%,
07/15/31
(c)
..................... 11,675 11,644,585
Stingray Compute LLC, 6.00%, 06/15/31
(c)
... 41 41,081
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(c)
..................... 244 240,482
Telecom Argentina SA, 9.25%, 05/28/33
(c)
... 352 375,418
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 47 53,970
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(c)
308 305,973
Uniti Services LLC, 7.50%, 10/15/33
(c)
..... 79 83,138
Verizon Communications, Inc.
3.88% , 02/08/29 .................. 325 319,987
4.50% , 08/10/33 .................. 500 483,285
Virgin Media Secured Finance plc
4.25% , 01/15/30
(b)
................. GBP 124 144,484
4.13% , 08/15/30
(b)
................. 100 113,729
4.50% , 08/15/30
(c)
................. USD 200 169,812
Windstream Services LLC, 8.25%, 10/01/31
(c)
194 204,584
Yondr JK 1 LLC, 6.88%, 06/30/31
(c)
....... 34 34,085
Zayo Group Holdings, Inc.
(a)(c)(h)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 124 124,031
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 67 65,883
23,492,560
Electric Utilities — 0.7%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30
(b)
200 188,216
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 313 295,758
Alpha Generation LLC, 6.75%, 10/15/32
(c)
... 33 33,607
California Buyer Ltd.
5.63% , 02/15/32
(b)
................. EUR 200 232,241
Chugoku Electric Power Co., Inc. (The), 5.74%,
01/14/35
(b)
..................... USD 200 205,845
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(b)
..................... 200 201,000
ContourGlobal Power Holdings SA
(b)
5.00% , 02/28/30 .................. EUR 470 543,350
4.38% , 07/31/31 .................. 299 333,040
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54
(a) (b)
.......... 300 348,232
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(b)
... USD 135 136,795
Minejesa Capital BV
5.63% , 08/10/37
(c)
................. 389 370,522
5.63% , 08/10/37
(b)
................. 200 190,500

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(b)
..................... USD 238 $ 234,725
Neoen Finco plc, 5.50%, 06/15/31
(b)
....... EUR 281 327,070
NRG Energy, Inc.
(c)
5.75% , 07/15/29 .................. USD 71 71,016
6.00% , 02/01/33 .................. 76 76,406
5.75% , 01/15/34 .................. 57 56,555
5.88% , 05/15/34 .................. 29 28,847
6.25% , 11/01/34 .................. 61 61,764
6.00% , 01/15/36 .................. 175 174,453
6.13% , 05/15/36 .................. 97 97,045
Oncor Electric Delivery Co. LLC, (5-Year
EURIBOR ICE Swap Rate + 1.53%), 4.55%,
11/26/56
(a) (b)
.................... EUR 275 317,799
Pacific Gas & Electric Co., 4.20%, 06/01/41 .. USD 4,040 3,308,462
Pattern Energy Operations LP, 4.50%, 08/15/28
(c)
8 7,833
Public Power Corp. SA, 4.25%, 10/31/30
(b)
.. EUR 148 169,899
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(c)
USD 375 371,779
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(b)
................ 151 152,508
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (k)
............. 815 —
VoltaGrid LLC, 7.38%, 11/01/30
(c)
........ 174 180,642
XPLR Infrastructure Operating Partners LP
(c)
8.38% , 01/15/31 .................. 76 81,054
8.63% , 03/15/33 .................. 11 11,796
7.75% , 04/15/34 .................. 124 130,519
8,939,278
Electrical Equipment — 0.0%
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(c)
..................... 10 10,112
Electronic Equipment, Instruments & Components — 0.0%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 37 36,430
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 118 114,770
3.75% , 02/15/31 .................. 51 47,687
Zebra Technologies Corp., 6.50%, 06/01/32 .. 13 13,158
212,045
Energy Equipment & Services — 0.2%
Archrock Partners LP, 6.63%, 09/01/32
(c)
.... 92 93,829
Archrock Services LP, 6.00%, 02/01/34
(c)
... 38 37,772
Deepocean Ltd., 6.00%, 04/08/31
(b)
....... EUR 324 379,392
Enerflex, Inc., 6.88%, 01/15/31
(c)
........ USD 5 5,117
Kodiak Gas Services LLC
(c)
5.88% , 04/01/31 .................. 57 57,146
6.50% , 10/01/33 .................. 39 39,532
6.75% , 10/01/35 .................. 47 48,216
Nabors Industries, Inc., 7.63%, 11/15/32
(c)
... 21 21,485
Noble Finance II LLC
(c)
8.00% , 04/15/30 .................. 11 11,398
6.25% , 06/15/34 .................. 21 20,581
Oceaneering International, Inc., 6.00%, 02/01/28 19 19,272
Oceanica Lux, 11.25%, 05/08/31
(c)
....... 382 385,931
OEG Finance plc, 7.25%, 09/27/29
(b)
...... EUR 663 784,425
Star Holding LLC, 8.75%, 08/01/31
(c)
...... USD 38 38,088
Tidewater, Inc., 9.13%, 07/15/30
(c)
........ 25 26,751
Transocean International Ltd.
(c)
8.25% , 05/15/29 .................. 3 3,098
8.75% , 02/15/30 .................. 8 8,728
8.50% , 05/15/31 .................. 24 24,917
7.88% , 10/15/32 .................. 22 22,967
USA Compression Partners LP
(c)
7.13% , 03/15/29 .................. 55 56,339
6.25% , 10/01/33 .................. 68 67,417
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... USD 24 $ 24,923
Weatherford International Ltd., 6.75%, 10/15/33
(c)
78 79,583
2,256,907
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(c)
.... 9 9,285
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 .................. 16 15,965
3.75% , 01/15/28 .................. 51 50,016
Pinewood Finco plc, 6.00%, 03/27/30
(b)
..... GBP 800 1,061,300
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... USD 22 19,690
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(c) (d)
.................... 55 52,456
1,208,712
Financial Services — 1.3%
Block, Inc.
5.63% , 08/15/30
(c)
................. 41 41,103
6.50% , 05/15/32 .................. 105 107,196
6.00% , 08/15/33
(c)
................. 68 68,469
CrossCountry Intermediate HoldCo LLC
(c)
6.50% , 10/01/30 .................. 13 12,813
6.75% , 12/01/32 .................. 10 9,655
CS Treasury Management Services P Ltd.,
9.00%
(c) (d) (i)
.................... 102 104,997
Far East Horizon Ltd.
(b)
6.63% , 04/16/27 .................. 290 293,277
5.88% , 03/05/28 .................. 200 201,157
Freedom Mortgage Holdings LLC
(c)
6.88% , 05/01/31 .................. 6 5,823
9.13% , 05/15/31 .................. 37 38,254
8.38% , 04/01/32 .................. 2 2,034
7.88% , 04/01/33 .................. 7 6,827
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(b)
. EUR 501 573,894
Global Payments, Inc., 2.15%, 01/15/27 .... USD 8,745 8,631,580
IIFL Finance Ltd., 7.60%, 09/10/29
(b)
...... 200 201,250
Intrum Investments & Financing AB, 8.00%,
09/11/27
(b)
..................... EUR 403 460,231
ION Platform Finance SARL
(b)
7.88% , 05/01/29 .................. 717 737,411
6.50% , 09/30/30 .................. 210 192,606
6.88% , 09/30/32 .................. 161 136,304
Jerrold Finco plc, 7.88%, 04/15/30
(b)
...... GBP 250 336,798
NTT Finance Corp.
(b)
(1-day SOFR + 1.03%), 1.00% , 06/20/31
(a)
USD 200 199,828
3.68% , 07/16/33 .................. EUR 175 199,729
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 .................. USD 22 22,878
7.13% , 11/15/30 .................. 16 16,214
6.88% , 05/15/32 .................. 51 49,910
6.75% , 02/15/34 .................. 18 17,279
Piramal Finance Ltd., 7.80%, 01/29/28
(b)
.... 200 203,750
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(b)
..................... EUR 523 588,139
Progroup AG
(b)
5.13% , 04/15/29 .................. 129 150,621
5.38% , 04/15/31 .................. 269 313,964
Rocket Cos., Inc.
(c)
6.50% , 08/01/29 .................. USD 40 40,828
6.13% , 08/01/30 .................. 77 78,322
6.13% , 08/01/31 .................. 65 66,386
7.13% , 02/01/32 .................. 77 79,921
6.38% , 08/01/33 .................. 125 127,120
6.50% , 06/15/34 .................. 38 38,976
Rocket Mortgage LLC, 4.00%, 10/15/33
(c)
... 14 12,601
Sammaan Capital Ltd., 7.50%, 10/16/30
(b)
... 275 277,406

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shift4 Payments LLC
6.75% , 08/15/32
(c)
................. USD 129 $ 129,247
5.50% , 05/15/33
(b)
................. EUR 513 573,802
TER Finance Jersey Ltd., 4.50%, 10/31/31
(b)
. 607 693,311
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(c)
..................... USD 7 6,503
UWM Holdings LLC
(c)
6.63% , 02/01/30 .................. 43 40,067
6.25% , 03/15/31 .................. 130 115,859
Walker & Dunlop, Inc., 6.63%, 04/01/33
(c)
... 15 15,239
WEX, Inc., 6.50%, 03/15/33
(c)
.......... 45 44,806
Worldline SA
(b)
0.00% , 07/30/26
(j) (l)
................ EUR 33 38,161
0.88% , 06/30/27 .................. 100 108,822
4.13% , 09/12/28 .................. 100 107,574
WS Escrow LLC, 7.75%, 06/01/33
(c)
...... USD 10 10,268
16,529,210
Food Products — 0.3%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
...... 10 10,009
Chobani LLC
(c)
4.63% , 11/15/28 .................. 81 80,214
7.63% , 07/01/29 .................. 160 164,988
6.38% , 04/15/34 .................. 196 198,919
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
.. 47 47,308
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(b)
. EUR 729 812,911
J&F LUXEMBOURG FINANCE SARL, 8.50%,
12/01/32
(c)
..................... USD 299 298,626
JAPFA Pte. Ltd., 7.95%, 05/12/31
(b)
....... 200 199,975
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 .................. 30 29,802
4.13% , 01/31/30 .................. 23 22,055
4.38% , 01/31/32 .................. 36 33,850
MHP Lux SA, 10.50%, 07/28/29
(c)
........ 400 416,000
Minerva Luxembourg SA, 7.50%, 04/22/36
(c)
. 382 364,333
Post Holdings, Inc.
(c)
4.50% , 09/15/31 .................. 11 10,319
6.25% , 02/15/32 .................. 12 12,181
6.38% , 03/01/33 .................. 17 16,871
6.25% , 10/15/34 .................. 44 43,232
6.50% , 03/15/36 .................. 56 55,364
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... 32 30,915
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(b)
EUR 289 334,398
3,182,270
Gas Utilities — 0.0%
AmeriGas Partners LP
(c)
9.50% , 06/01/30 .................. USD 15 16,096
6.88% , 06/01/31 .................. 26 26,324
Ferrellgas LP, 9.25%, 01/15/31
(c)
......... 21 22,132
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 245 231,037
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 12 11,376
UGI International LLC, 5.00%, 06/01/31
(b)
... EUR 176 205,780
512,745
Ground Transportation — 0.4%
Albion Financing 1 SARL, 5.38%, 05/21/30
(b)
. 198 234,174
BCP V Modular Services Finance II plc
(b)
6.13% , 11/30/28 .................. GBP 622 776,473
6.50% , 07/10/31 .................. EUR 393 388,419
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(b)
..................... 235 172,639
Boels Topholding BV
5.75% , 05/15/30
(b)
................. 614 720,863
EC Finance plc, 3.25%, 10/15/26
(b) (d)
...... 200 227,570
Edge Finco plc, 8.13%, 08/15/31
(b)
....... GBP 786 1,089,204
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
GB AIT Buyer, Inc., 8.75%, 04/30/34
(c)
..... USD 19 $ 19,050
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
53 53,760
Hertz Corp. (The), 12.63%, 07/15/29
(c)
..... 15 12,208
Kapla Holding SAS, 5.00%, 04/30/31
(b)
..... EUR 595 683,251
Loxam SAS
(b)
6.38% , 05/31/29 .................. 90 105,852
4.25% , 02/15/30 .................. 189 216,697
4.25% , 02/15/31 .................. 156 177,783
Mobico Group plc, 4.88%, 09/26/31
(b)
...... 157 143,095
PODS LLC, 8.75%, 05/15/31
(c)
.......... USD 28 27,358
RXO, Inc., 6.38%, 05/15/31
(c)
........... 10 10,139
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.94% , 04/22/30 ................ EUR 124 138,097
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.45% , 02/24/31
(b) (c)
.............. 100 111,439
Watco Cos. LLC, 7.13%, 08/01/32
(c)
....... USD 26 26,697
5,334,768
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(c)
4.63% , 07/15/28 .................. 87 86,087
3.88% , 11/01/29 .................. 36 34,368
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 195 200,363
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 6.08%,
01/15/31
(a) (b)
.................... EUR 156 179,573
Insulet Corp., 6.50%, 04/01/33
(c)
......... USD 20 20,281
Medline Borrower LP, 5.25%, 10/01/29
(c)
.... 83 82,493
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
38 39,970
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
22 22,811
665,946
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(c)
12 12,353
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 78 77,026
Centene Corp., 2.45%, 07/15/28 ......... 12 11,403
Clariane SE
(b)
7.88% , 06/27/30 .................. EUR 300 365,988
6.88% , 04/15/31 .................. 146 171,157
Community Health Systems, Inc.
(c)
5.25% , 05/15/30 .................. USD 2 1,887
4.75% , 02/15/31 .................. 60 55,198
10.88% , 01/15/32 ................. 26 28,000
9.75% , 01/15/34 .................. 180 187,935
Concentra Health Services, Inc., 6.88%,
07/15/32
(c)
..................... 39 40,370
DaVita, Inc.
(c)
6.88% , 09/01/32 .................. 8 8,251
6.75% , 07/15/33 .................. 5 5,159
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
... EUR 155 186,747
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
USD 19 17,010
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 83 80,639
HomeVi SASU, 6.63%, 10/31/31
(b)
....... EUR 175 203,100
LifePoint Health, Inc.
(c)
10.00% , 06/01/32 ................. USD 43 42,927
7.00% , 05/01/34 .................. 105 100,639
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 .................. EUR 360 414,891
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.67% , 06/30/32
(a)
............... 100 115,052
Molina Healthcare, Inc.
(c)
3.88% , 11/15/30 .................. USD 25 23,314
6.50% , 02/15/31 .................. 41 41,709
6.25% , 01/15/33 .................. 9 9,015
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 54 51,883

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
..................... USD 14 $ 14,626
Star Parent, Inc., 9.00%, 10/01/30
(c)
....... 84 87,910
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(c)
176 178,172
Tenet Healthcare Corp.
6.75% , 05/15/31 .................. 125 128,051
5.50% , 11/15/32
(c)
................. 14 13,921
6.00% , 11/15/33
(c)
................. 34 34,297
US Acute Care Solutions LLC, 9.75%, 05/15/29
(c)
56 52,799
2,761,429
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(c)
31 31,907
MPT Operating Partnership LP
0.99% , 10/15/26 .................. EUR 300 336,274
7.00% , 02/15/32
(b)
................. 210 241,193
8.50% , 02/15/32
(c)
................. USD 141 144,354
753,728
Health Care Technology — 0.0%
IQVIA, Inc.
6.25% , 06/01/32
(c)
................. 70 71,167
4.63% , 06/15/33
(b)
................. EUR 281 325,757
396,924
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
..................... USD 39 39,927
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
... 14 14,239
RHP Hotel Properties LP
(c)
4.50% , 02/15/29 .................. 44 43,140
6.50% , 04/01/32 .................. 51 52,187
6.50% , 06/15/33 .................. 44 45,142
5.75% , 03/15/34 .................. 58 57,462
RLJ Lodging Trust LP, 4.00%, 09/15/29
(c)
... 52 49,530
Service Properties Trust
0.00% , 09/30/27
(c) (l)
................ 32 29,671
8.63% , 11/15/31
(c)
................. 228 240,186
8.88% , 06/15/32 .................. 23 23,680
XHR LP, 6.63%, 05/15/30
(c)
............ 12 12,277
607,441
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(c)
3.88% , 01/15/28 .................. 62 60,835
5.63% , 09/15/29 .................. 15 15,078
4.00% , 10/15/30 .................. 24 22,657
888 Acquisitions Ltd., 8.00%, 09/30/31
(b)
.... EUR 233 274,937
Acushnet Co., 5.63%, 12/01/33
(c)
........ USD 13 12,931
Allwyn Entertainment Financing UK plc
(b)
7.25% , 04/30/30 .................. EUR 917 1,087,174
4.63% , 08/15/31 .................. 181 206,065
Aramark International Finance SARL, 4.38%,
04/15/33
(b)
..................... 100 112,825
Banijay Gaming SAS, 5.13%, 12/10/31
(b)
.... 141 163,750
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... USD 45 44,235
Caesars Entertainment, Inc.
(c)
4.63% , 10/15/29 .................. 34 32,682
7.00% , 02/15/30 .................. 156 156,898
6.50% , 02/15/32 .................. 67 65,356
Carnival Corp. Ltd.
(c)
5.88% , 06/15/31 .................. 26 26,468
5.75% , 08/01/32 .................. 22 22,215
6.13% , 02/15/33 .................. 142 143,725
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 .................. 44 43,572
5.75% , 04/01/30 .................. 106 105,900
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.75% , 05/01/31 .................. USD 52 $ 52,909
Cirsa Finance International SARL
(b)
4.88% , 10/15/31 .................. EUR 100 116,278
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.................... 143 164,848
CPUK Finance Ltd., 4.50%, 08/28/27
(b)
..... GBP 359 468,228
Deuce Finco plc
(b)
7.00% , 11/20/31 .................. 300 406,864
(3-mo. EURIBOR + 3.50%), 5.90% ,
11/20/32
(a)
.................... EUR 154 178,791
Elior Group SA
5.63% , 03/15/30
(b)
................. 621 697,249
Entain plc, 4.88%, 11/30/31
(b)
........... 522 603,474
Essendi SA
(b)
5.38% , 05/15/30 .................. 100 116,383
5.50% , 11/15/31 .................. 142 164,671
5.63% , 05/15/32 .................. 328 381,531
(3-mo. EURIBOR + 3.75%), 6.03% ,
05/15/32
(a)
.................... 109 126,461
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. USD 34 33,061
6.75% , 01/15/30 .................. 32 31,383
Flutter Treasury DAC, 4.00%, 06/04/31
(b)
... EUR 237 266,683
Fortune Star BVI Ltd.
(b)
6.80% , 09/09/29 .................. USD 200 197,908
5.88% , 11/20/30 .................. EUR 275 307,593
Gaia Purchaser, Inc., 7.63%, 07/15/33
(c)
.... USD 67 67,768
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(b)
..................... CHF 700 868,120
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
..................... USD 31 31,015
Hilton Domestic Operating Co., Inc.
(c)
5.50% , 09/15/31 .................. 96 96,246
5.88% , 03/15/33 .................. 35 35,320
5.50% , 03/31/34 .................. 29 28,751
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 .................. 43 43,777
7.50% , 09/01/31 .................. 6 6,219
6.25% , 10/01/33 .................. 11 10,940
Lindblad Expeditions LLC, 7.00%, 09/15/30
(c)
. 49 50,663
Lottomatica Group SpA
(b)
5.38% , 06/01/30 .................. EUR 100 117,393
4.88% , 01/31/31 .................. 298 347,445
4.63% , 04/30/32 .................. 100 114,959
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 61 51,151
Meituan, 4.63%, 10/02/29
(b)
............ 500 494,825
Melco Resorts Finance Ltd.
5.75% , 07/21/28
(b)
................. 200 198,660
5.38% , 12/04/29
(c)
................. 200 194,779
7.63% , 04/17/32
(c)
................. 400 410,012
7.63% , 04/17/32
(b)
................. 200 205,006
6.50% , 09/24/33
(c)
................. 415 407,845
MGM Resorts International, 6.13%, 09/15/29 . 42 42,412
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 51 49,646
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(c)
..................... 28 29,165
NCL Corp. Ltd.
(c)
5.88% , 01/15/31 .................. 5 4,852
6.75% , 02/01/32 .................. 9 8,980
6.25% , 09/15/33 .................. 71 68,953
Pinnacle Bidco plc
(b)
8.25% , 10/11/28 .................. EUR 100 118,350
10.00% , 10/11/28 ................. GBP 358 493,256
Pioneer Opco LLC, 7.00%, 05/15/33
(c)
..... USD 26 26,458

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(c)
..................... USD 55 $ 35,750
Rivers Enterprise Borrower LLC
(c)
6.25% , 10/15/30 .................. 17 17,213
6.63% , 02/01/33 .................. 18 18,269
Sands China Ltd., 4.38%, 06/18/30
(d)
...... 200 193,750
Scientific Games Holdings LP, 6.63%, 03/01/30
(c)
33 28,204
Six Flags Entertainment Corp., 8.63%,
01/15/32
(c)
..................... 14 14,415
Station Casinos LLC
(c)
4.63% , 12/01/31 .................. 10 9,495
6.63% , 03/15/32 .................. 36 36,561
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 8.91% ,
07/31/29
(a)
.................... EUR 100 115,314
10.75% , 07/31/29 ................. GBP 171 231,580
Studio City Co. Ltd., 6.13%, 05/15/31
(b)
..... USD 200 197,940
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31
(b)
. AUD 200 136,205
TUI Cruises GmbH, 5.00%, 05/15/30
(b)
..... EUR 147 170,422
Vail Resorts, Inc.
(c)
5.63% , 07/15/30 .................. USD 23 22,972
6.50% , 05/15/32 .................. 37 37,684
Viking Cruises Ltd.
(c)
9.13% , 07/15/31 .................. 16 16,764
5.88% , 10/15/33 .................. 51 51,080
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 41 40,997
Voyager Parent LLC, 9.25%, 07/01/32
(c)
.... 34 35,957
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(c)
..................... 13 12,831
Wynn Macau Ltd.
5.63% , 08/26/28
(c)
................. 200 198,340
5.63% , 08/26/28
(b)
................. 268 265,776
6.75% , 02/15/34
(c)
................. 305 303,124
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 27 26,819
7.13% , 02/15/31 .................. 50 52,841
6.25% , 03/15/33 .................. 43 43,161
13,848,048
Household Durables — 0.1%
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 .................. 25 24,073
6.88% , 08/01/33 .................. 17 16,850
Beazer Homes USA, Inc., 8.00%, 01/15/32
(c)
. 14 14,038
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 .................. 32 30,471
4.88% , 02/15/30 .................. 31 28,849
Century Communities, Inc., 6.63%, 09/15/33
(c)
21 21,205
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
12 12,270
Empire Communities Corp., 9.75%, 05/01/29
(c)
7 7,236
Installed Building Products, Inc., 5.63%,
02/01/34
(c)
..................... 30 29,778
K. Hovnanian Enterprises, Inc.
(c)
8.00% , 04/01/31 .................. 62 63,963
8.38% , 10/01/33 .................. 48 49,319
LGI Homes, Inc.
(c)
8.75% , 12/15/28 .................. 24 24,801
7.00% , 11/15/32 .................. 28 27,825
Maison Finco plc, 7.25%, 04/30/32
(b)
...... GBP 157 200,473
Mattamy Group Corp., 6.00%, 12/15/33
(c)
... USD 18 17,278
Meritage Homes Corp., 1.75%, 05/15/28
(j)
... 47 48,433
Newell Brands, Inc.
8.50% , 06/01/28
(c)
................. 39 40,746
6.63% , 09/15/29 .................. 7 7,117
6.38% , 05/15/30 .................. 14 14,190
Security
Par (000)
Par (000) Value
Household Durables (continued)
6.63% , 05/15/32 .................. USD 29 $ 29,367
Risewell Homes, Inc.
(c)
9.25% , 10/01/29 .................. 25 25,858
8.50% , 11/01/30 .................. 7 7,147
Somnigroup International, Inc., 3.88%,
10/15/31
(c)
..................... 43 39,522
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 14 14,537
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(c)
..................... 13 13,379
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 2 1,999
Whirlpool Corp.
(c)
7.50% , 07/01/31 .................. 44 44,526
7.88% , 07/01/34 .................. 51 51,209
906,459
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(c)
....... 275 280,742
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 50 49,541
3.75% , 01/15/32 .................. 37 33,672
Talen Energy Supply LLC
(c)(g)
(Acquired 04/30/26 , cost $ 268,000 ) 6.13% ,
05/01/31 ..................... 268 268,005
(Acquired 04/30/26 , cost $ 452,000 ) 6.38% ,
05/01/33 ..................... 452 451,430
TransAlta Corp., 5.88%, 02/01/34 ........ 5 4,925
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (c) (i)
.................... 21 21,162
1,109,477
Insurance — 0.5%
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 .................. 128 126,457
6.75% , 04/15/28 .................. 97 97,775
5.88% , 11/01/29 .................. 84 82,098
7.00% , 01/15/31 .................. 40 40,650
6.50% , 10/01/31 .................. 5 4,986
7.38% , 10/01/32 .................. 84 83,375
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 .................. 12 12,059
4.88% , 06/30/29 .................. 35 33,725
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(c)
..................... 71 67,956
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(c)
..................... 41 41,516
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
................. EUR 1,035 1,190,256
7.75% , 02/15/31
(c)
................. USD 200 202,253
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(c)
200 194,289
Asurion LLC
(c)
8.00% , 12/31/32 .................. 130 130,982
8.38% , 02/01/34 .................. 104 96,271
CRC Insurance Group LLC, 7.13%, 06/01/31
(c)
279 278,110
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(b)
..................... 400 393,124
Howden UK Refinance plc
(c)
7.25% , 02/15/31 .................. 197 190,820
8.13% , 02/15/32 .................. 109 97,705
HUB International Ltd.
(c)
7.25% , 06/15/30 .................. 350 359,183
7.38% , 01/31/32 .................. 451 459,064
Jones Deslauriers Insurance Management, Inc.
(c)
8.50% , 03/15/30 .................. 39 39,779
6.88% , 10/01/33 .................. 75 69,556

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Meiji Yasuda Life Insurance Co.
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ..................... USD 200 $ 198,642
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ..................... 600 605,874
Nanshan Life Pte. Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.85%), 5.88%, 03/17/41
(a) (b)
.......... 200 195,344
Nippon Life Insurance Co., 4.75%, 04/02/31
(b)
200 199,184
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35
(b)
275 285,843
Ryan Specialty LLC
(c)
4.38% , 02/01/30 .................. 7 6,745
5.88% , 08/01/32 .................. 20 19,677
Sompo Holdings, Inc., (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.13%), 5.41%, 04/22/37
(a) (b)
.......... 300 294,527
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(a) (b)
... 400 410,284
USI, Inc., 7.50%, 01/15/32
(c)
........... 70 70,660
6,578,769
Interactive Media & Services — 0.0%
Snap, Inc.
(c)
6.88% , 03/01/33 .................. 58 56,534
6.88% , 03/15/34 .................. 54 52,279
108,813
IT Services — 2.0%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
..................... EUR 350 390,070
Atos Group
(b)
9.36% , 12/18/29
(d)
................. 564 738,293
8.13% , 05/21/31 .................. 397 448,428
Beignet Investor LLC, 6.58%, 05/30/49
(c)
.... USD 19,290 19,678,748
CDKnet LLC
(f)
7.25% , 06/15/29 .................. 41 26,240
8.00% , 06/15/29 .................. 15 9,600
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.91%, 05/15/28
(a) (b)
.......... EUR 149 163,532
CoreWeave, Inc.
9.25% , 06/01/30
(c)
................. USD 58 58,377
9.00% , 02/01/31
(c)
................. 4 3,953
9.75% , 10/01/31
(c)
................. 118 117,740
8.50% , 07/15/32
(b)
................. EUR 903 1,015,553
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(b)
............... 359 426,426
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
USD 115 116,912
ION Platform Finance US, Inc., 5.75%,
05/15/28
(c)
..................... 735 674,643
NEXTDC Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00% Floor +
3.50%), 7.87%, 04/30/30
(a) (b)
.......... AUD 250 176,445
OVH Groupe SA
4.75% , 02/05/31
(b)
................. EUR 500 573,359
United Group BV, 5.25%, 02/01/30
(b)
...... 238 274,033
24,892,352
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(c)
... USD 24 24,330
Machinery — 0.1%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.38%), 5.25%
(a) (b) (i)
............... EUR 200 232,195
Amsted Industries, Inc., 6.38%, 03/15/33
(c)
.. USD 10 10,111
Security
Par (000)
Par (000) Value
Machinery (continued)
Chart Industries, Inc.
(c)
7.50% , 01/01/30 .................. USD 73 $ 75,368
9.50% , 01/01/31 .................. 30 31,412
Columbus McKinnon Corp., 7.13%, 02/01/33
(c)
25 25,053
CompoSecure Holdings LLC, 5.63%, 02/01/33
(c)
80 78,093
Dynamo Newco II GmbH, 6.25%, 10/15/31
(b)
. EUR 269 290,165
Enpro, Inc., 6.13%, 06/01/33
(c)
.......... USD 19 19,249
Esab Corp.
(c)
6.25% , 04/15/29 .................. 30 30,439
5.63% , 04/01/31 .................. 59 59,064
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(c)
..................... 41 30,135
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.95%,
04/15/29
(a) (b)
.................... EUR 185 213,809
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 12/01/32
(a) (b)
..... 218 251,584
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(c)
.. USD 75 72,616
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(c)
. 16 17,199
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
59 57,151
Terex Corp.
(c)
5.00% , 05/15/29 .................. 2 1,981
6.25% , 10/15/32 .................. 42 42,536
TK Elevator Midco GmbH, 4.38%, 07/15/27
(b)
. EUR 38 43,335
1,581,495
Media — 0.6%
Block Communications, Inc., 10.25%, 03/01/31
(c)
USD 11 10,061
Cable One, Inc., 1.13%, 03/15/28
(j)
....... 36 23,400
Charter Communications Operating LLC, 5.13%,
07/01/49 ...................... 1,000 771,806
Clear Channel Outdoor Holdings, Inc.
(c)
7.75% , 04/15/28 .................. 108 108,174
7.50% , 06/01/29 .................. 72 72,037
7.88% , 04/01/30 .................. 116 120,834
7.13% , 02/15/31 .................. 93 96,301
7.50% , 03/15/33 .................. 144 151,621
CMG Media Corp., 8.88%, 06/18/29
(c)
..... 36 26,349
DirecTV Financing LLC
(c)
5.88% , 08/15/27 .................. 7 6,990
8.88% , 02/01/30 .................. 59 60,047
10.00% , 02/15/31 ................. 125 129,713
9.25% , 06/01/32 .................. 79 80,267
Discovery Communications LLC
3.95% , 03/20/28 .................. 35 34,431
4.13% , 05/15/29 .................. 11 10,890
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 48 47,523
4.28% , 03/15/32 .................. 122 109,477
5.05% , 03/15/42 .................. 119 87,176
DISH DBS Corp.
(c)
5.25% , 12/01/26 .................. 118 116,745
5.75% , 12/01/28 .................. 108 104,625
DISH Network Corp., 11.75%, 11/15/27
(c)
... 199 204,483
EchoStar Corp.
10.75% , 11/30/29 ................. 278 300,099
6.75% , 11/30/30 .................. 125 126,857
Gray Media, Inc.
(c)
9.63% , 07/15/32 .................. 69 66,596
7.25% , 08/15/33 .................. 63 62,033
Lamar Media Corp.
4.00% , 02/15/30 .................. 4 3,824
5.38% , 11/01/33
(c)
................. 18 17,641
Midcontinent Communications, 8.00%,
08/15/32
(c)
..................... 33 28,930

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Neptune Bidco US, Inc.
(c)
9.29% , 04/15/29 .................. USD 50 $ 50,991
10.38% , 05/15/31 ................. 44 45,602
9.50% , 02/15/33 .................. 46 46,509
Outfront Media Capital LLC
(c)
4.25% , 01/15/29 .................. 80 77,897
4.63% , 03/15/30 .................. 40 38,795
7.38% , 02/15/31 .................. 28 29,118
6.00% , 06/15/34 .................. 74 73,865
SES SA, 4.88%, 06/24/33
(b)
............ EUR 201 230,215
Sinclair Television Group, Inc., 8.13%, 02/15/33
(c)
USD 72 73,956
Sirius XM Radio LLC
(c)
5.00% , 08/01/27 .................. 43 42,943
4.00% , 07/15/28 .................. 28 27,266
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 46 44,368
Summer BC Holdco B SARL, 5.88%, 02/15/30
(b)
EUR 151 151,229
Sunrise FinCo. I BV, 4.63%, 05/15/32
(b)
.... 302 345,373
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 400 390,345
Univision Communications, Inc.
(c)
7.38% , 06/30/30 .................. 45 45,121
8.50% , 07/31/31 .................. 48 48,208
9.38% , 08/01/32 .................. 20 20,321
8.88% , 04/15/33 .................. 66 64,972
Versant Media Group, Inc., 7.25%, 01/30/31
(c)
14 14,484
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................ GBP 164 180,268
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(b)
............ EUR 162 149,032
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(b)
............ GBP 118 127,077
VZ Secured Financing BV, 5.25%, 01/15/33
(b)
. EUR 1,002 1,090,732
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
106 117,009
Ziggo Bond Co. BV
3.38% , 02/28/30
(b)
................. 109 111,513
5.13% , 02/28/30
(c)
................. USD 223 195,845
6.13% , 11/15/32
(b)
................. EUR 300 310,427
Ziggo BV, 2.88%, 01/15/30
(b)
........... 100 109,205
7,231,616
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(b)
..................... USD 200 200,900
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 22 22,928
11.50% , 10/01/31 ................. 166 177,897
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(c)
.... 49 49,430
Coeur Mining, Inc., 6.88%, 04/01/32
(c)
..... 27 27,675
Commercial Metals Co.
(c)
5.75% , 11/15/33 .................. 39 38,769
6.00% , 12/15/35 .................. 19 18,951
Constellium SE, 5.63%, 06/15/28
(c)
....... 250 249,970
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(c)
..................... 390 385,145
CSN Resources SA, 4.63%, 06/10/31
(b)
.... 224 137,760
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 107 106,883
Freeport Indonesia PT
4.76% , 04/14/27
(c)
................. 341 340,877
5.32% , 04/14/32
(b)
................. 200 199,088
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 260 251,393
Hybar LLC, 7.38%, 07/01/34
(c)
.......... 48 48,233
Kaiser Aluminum Corp.
(c)
4.50% , 06/01/31 .................. 136 130,194
5.88% , 03/01/34 .................. 131 129,638
Krakatau Posco PT, 6.38%, 06/11/29
(b)
..... 200 200,968
Marcobre SAC, 5.75%, 01/22/36
(c)
....... 336 331,212
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Mineral Resources Ltd.
(c)
6.00% , 05/01/32 .................. USD 16 $ 15,828
6.25% , 05/01/34 .................. 16 15,732
Navoi Mining & Metallurgical Co., 6.70%,
10/17/28
(c)
..................... 237 243,295
Nexa Resources SA, 6.75%, 04/09/34
(c)
.... 335 352,149
Novelis Corp.
(c)
4.75% , 01/30/30 .................. 87 83,946
6.88% , 01/30/30 .................. 39 39,982
3.88% , 08/15/31 .................. 8 7,287
6.38% , 08/15/33 .................. 82 82,591
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 100 112,420
Samarco Mineracao SA
(h)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
.................... USD 100 100,805
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.................... 657 660,397
Sibanye-Stillwater UK Financing plc, 6.25%,
11/15/31
(c)
..................... 274 270,233
Skeena Resources Ltd., 8.50%, 04/01/31
(c)
.. 6 6,303
Vale Overseas Ltd.
6.40% , 06/28/54 .................. 165 168,135
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (c)
................... 374 373,061
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................ 500 530,000
11.25% , 12/03/31
(c)
................ 200 222,852
11.25% , 12/03/31
(b)
................ 200 222,852
9.85% , 04/24/33
(c)
................. 224 243,896
Volcan Cia Minera SAA, 8.50%, 10/28/32
(c)
.. 374 385,557
7,185,232
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(c)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... 36 35,608
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 4 4,130
5.88% , 08/15/29 .................. 20 20,060
6.00% , 04/15/30 .................. 10 10,037
6.50% , 07/01/30 .................. 4 4,085
6.50% , 10/15/30 .................. 41 41,946
6.13% , 06/01/31 .................. 18 18,095
133,961
Multi-Utilities — 0.0%
(b)
AGL Energy Ltd., 5.35%, 09/30/32 ....... AUD 240 162,055
Engie SA, (ADSWAP5 + 2.00%), 6.48%
(a) (i)
.. 310 215,431
377,486
Office REITs — 0.1%
(b)
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31 ...................... EUR 165 189,890
alstria SARL
4.25% , 10/15/29 .................. 200 223,496
5.50% , 03/20/31 .................. 600 684,812
1,098,198
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP, 7.50%, 10/01/29
(c)
.... USD 44 45,760
Antero Midstream Partners LP
(c)
5.38% , 06/15/29 .................. 55 54,827
6.63% , 02/01/32 .................. 6 6,128
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 .................. 19 21,090
5.88% , 06/30/29 .................. 13 12,962
6.63% , 07/15/33 .................. 11 11,125
Azule Energy Finance plc, 8.25%, 01/22/31
(c)
. 325 325,309

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 .................. USD 25 $ 25,627
7.25% , 07/15/32 .................. 20 20,691
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(c)
................. 250 263,770
9.25% , 11/15/30
(b)
................. 272 286,981
Buckeye Partners LP
(c)
6.88% , 07/01/29 .................. 2 2,042
6.75% , 02/01/30 .................. 9 9,295
California Resources Corp.
(c)
7.00% , 01/15/34 .................. 20 19,778
7.25% , 01/15/35 .................. 26 25,792
Caturus Energy LLC
(c)
8.50% , 02/15/30 .................. 73 76,067
7.13% , 05/15/31 .................. 84 83,108
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... 500 501,254
Chord Energy Corp., 6.75%, 03/15/33
(c)
.... 9 9,133
CITGO Petroleum Corp., 8.38%, 01/15/29
(c)
.. 71 73,045
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
63 60,053
CNX Resources Corp.
(c)
7.25% , 03/01/32 .................. 12 12,363
5.88% , 03/01/34 .................. 32 31,140
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 62 60,977
5.88% , 01/15/30 .................. 54 50,931
Crescent Energy Finance LLC
(c)
7.75% , 07/31/29 .................. 6 6,015
9.75% , 10/15/30 .................. 4 4,240
7.63% , 04/01/32 .................. 31 31,250
7.88% , 04/15/32 .................. 15 15,188
7.38% , 01/15/33 .................. 21 20,874
8.38% , 01/15/34 .................. 17 17,510
CVR Energy, Inc.
(c)
7.50% , 02/15/31 .................. 16 15,924
7.88% , 02/15/34 .................. 11 10,882
DBR Land Holdings LLC, 6.25%, 12/01/30
(c)
. 21 21,328
Delek Logistics Partners LP
(c)
7.38% , 06/30/33 .................. 36 36,675
6.88% , 06/01/34 .................. 16 15,925
Energean plc, 5.63%, 05/12/31
(b)
........ EUR 497 565,910
Energy Transfer LP
5.75% , 02/15/33 .................. USD 1,925 1,993,055
5.15% , 02/01/43 .................. 150 135,530
5.30% , 04/15/47 .................. 721 647,118
5.00% , 05/15/50 .................. 1,060 897,147
Enterprise Products Operating LLC
4.80% , 02/01/49 .................. 320 280,861
3.95% , 01/31/60 .................. 320 233,313
Genesis Energy LP
8.00% , 05/15/33 .................. 5 5,201
6.75% , 03/15/34
(c)
................. 66 65,490
Global Partners LP, 7.13%, 07/01/33
(c)
..... 15 15,178
Gran Tierra Energy, Inc., 9.75%, 04/15/31
(c)
.. 334 292,417
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
..................... 22 22,438
Harvest Midstream I LP
(c)
7.50% , 05/15/32 .................. 13 13,465
6.75% , 05/15/34 .................. 78 79,112
Hess Midstream Operations LP
(c)
6.50% , 06/01/29 .................. 23 23,470
4.25% , 02/15/30 .................. 14 13,505
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 27 27,071
5.75% , 02/01/29 .................. 30 29,883
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00% , 04/15/30 .................. USD 4 $ 3,930
6.25% , 04/15/32 .................. 3 2,904
6.88% , 05/15/34 .................. 38 36,973
7.25% , 02/15/35 .................. 7 6,892
Howard Midstream Energy Partners LLC
(c)
7.38% , 07/15/32 .................. 15 15,536
6.63% , 01/15/34 .................. 36 36,308
India Green Power Holdings, 4.00%, 02/22/27
(b)
152 150,176
Infinity Natural Resources LLC, 7.63%,
04/01/31
(c)
..................... 26 25,824
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(b)
EUR 228 259,711
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... USD 104 102,781
Kinetik Holdings LP
(c)
6.63% , 12/15/28 .................. 25 25,413
5.88% , 06/15/30 .................. 5 5,029
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(c)
..................... 10 9,778
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(c)
..................... 16 16,291
Matador Resources Co.
(c)
6.50% , 04/15/32 .................. 34 34,186
6.00% , 04/15/34 .................. 32 31,197
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 331 311,717
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(c)
250 260,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(c)
250 257,563
MPLX LP
4.95% , 03/14/52 .................. 5,499 4,639,260
5.65% , 03/01/53 .................. 930 867,553
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 16 14,252
NAK Naftogaz Ukraine
(h)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(b)
.................... EUR 513 533,268
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(c)
.................... USD 235 207,926
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 .................. 49 50,719
8.38% , 02/15/32 .................. 58 60,379
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(c)
.. 44 43,720
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
..................... 19 19,241
Par Petroleum LLC, 7.38%, 06/01/34
(c)
..... 36 36,428
Parex Resources, Inc., 8.50%, 05/11/31
(c)
... 574 583,184
PBF Holding Co. LLC
(c)
7.88% , 09/15/30 .................. 17 17,324
7.25% , 06/01/34 .................. 11 10,890
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 .................. 35 34,995
7.00% , 01/15/32 .................. 30 31,029
6.25% , 02/01/33 .................. 52 53,104
Petrobras Global Finance BV, 6.75%, 01/27/41 363 361,298
Pluspetrol Camisea SA, 6.24%, 07/03/36
(c)
.. 350 364,280
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 23 23,890
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(c)
..................... 372 364,560
Raizen Fuels Finance SA
(c)(e)(k)
6.45% , 03/05/34 .................. 465 255,750
6.95% , 03/05/54 .................. 200 108,250
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 31 30,594
SM Energy Co., 6.63%, 04/15/34
(c)
....... 81 79,730
Sunoco LP
(c)
5.63% , 03/15/31 .................. 15 14,891
6.63% , 08/15/32 .................. 20 20,341
6.25% , 07/01/33 .................. 17 17,152

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 03/15/34 .................. USD 11 $ 10,849
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 .................. 66 65,860
7.38% , 02/15/29 .................. 27 27,696
6.00% , 09/01/31 .................. 15 14,840
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
..................... 49 48,220
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(b)
200 194,358
Trafigura Funding SA, 5.63%, 07/01/31
(b)
... 200 197,396
TransMontaigne Partners LLC, 8.50%,
06/15/30
(c)
..................... 6 6,113
Trident Energy Finance plc, 12.50%, 11/30/29
(b)
313 328,947
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 .................. 12 12,916
6.38% , 12/15/34 .................. 158 155,277
6.63% , 06/15/36 .................. 131 129,124
Venture Global Plaquemines LNG LLC
(c)
6.13% , 12/15/30 .................. 73 74,690
7.50% , 05/01/33 .................. 33 36,218
6.50% , 01/15/34 .................. 104 108,366
7.75% , 05/01/35 .................. 57 63,924
6.75% , 01/15/36 .................. 127 134,658
Vista Energy Argentina SAU, 8.50%, 06/10/33
(c)
174 185,623
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
..................... 48 49,227
19,906,492
Paper & Forest Products — 0.2%
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.29% , 01/15/30
(a)
............... EUR 100 115,242
6.13% , 06/15/31 .................. 418 484,540
LD Celulose International GmbH, 7.95%,
01/26/32
(c)
..................... USD 330 344,883
Sappi Papier Holding GmbH
(b)
3.63% , 03/15/28 .................. EUR 100 108,675
4.50% , 03/15/32 .................. 961 919,994
1,973,334
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
8.00% PIK), 10/22/29
(c) (h)
............ USD 311 299,877
Avianca Midco 2 plc
9.00% , 12/01/28
(b)
................. 144 147,132
9.50% , 01/28/31
(c)
................. 245 240,927
JetBlue Airways Corp., 9.88%, 09/20/31
(c)
... 57 51,626
OneSky Flight LLC, 8.88%, 12/15/29
(c)
..... 23 24,322
United Airlines Holdings, Inc., 5.38%, 03/01/31 38 37,727
WestJet Airlines Ltd., 8.00%, 02/14/31
(c)
.... 27 27,102
828,713
Personal Care Products — 0.0%
Opal Bidco SAS, 5.50%, 03/31/32
(b)
....... EUR 156 183,767
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 .................. 234 262,209
6.13% , 09/30/32 .................. USD 51 48,710
494,686
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32
(c)
..... 600 607,702
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(c)
21 21,798
Bausch Health Cos., Inc.
(c)
4.88% , 06/01/28 .................. 17 15,719
11.00% , 09/30/28 ................. 195 198,572
Dolcetto Holdco SpA, 5.63%, 07/14/32
(b)
.... EUR 371 426,388
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
..... 500 574,264
Neopharmed Gentili SpA, (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.54%, 06/29/33
(a) (b)
. 242 279,710
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 .................. EUR 993 $ 1,170,290
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.53% , 10/15/32
(a)
............... 571 654,109
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.17% , 12/31/29
(a)
............... 103 118,183
6.75% , 12/31/29 .................. 889 1,052,374
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 ................. USD 90 89,640
5,208,749
Professional Services — 0.0%
(c)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 9 9,270
CACI International, Inc., 6.38%, 06/15/33 ... 43 43,612
CoreLogic, Inc., 4.50%, 05/01/28 ........ 184 179,734
KBR, Inc., 4.75%, 09/30/28 ............ 49 48,372
Science Applications International Corp.
4.88% , 04/01/28 .................. 38 37,723
5.88% , 11/01/33 .................. 38 37,426
356,137
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(h)
............. EUR 854 1,006,681
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a) (b)
.......... USD 225 223,443
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(b)
..................... EUR 472 538,436
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(b)
. USD 430 427,175
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 28 28,623
7.00% , 04/15/30
(c)
................. 2 2,016
9.75% , 04/15/30
(c)
................. 17 18,276
Citycon Treasury BV, 5.38%, 07/08/31
(b)
.... EUR 116 127,447
CPI Property Group SA, 5.88%, 07/07/32
(b)
.. 420 456,929
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b) (d)
............... 352 364,296
Fantasia Holdings Group Co. Ltd.
(b)(e)(k)
15.00% , 12/18/21 ................. USD 200 2,250
11.75% , 04/17/24 ................. 5,280 58,080
7.95% , 07/05/24 .................. 750 8,250
12.25% , 10/18/24 ................. 755 8,305
10.88% , 01/09/25 ................. 330 3,712
Five Point Operating Co. LP, 8.00%, 10/01/30
(c)
11 11,261
Heimstaden AB, 8.38%, 01/29/30
(b)
....... EUR 100 119,524
Howard Hughes Corp. (The)
(c)
4.38% , 02/01/31 .................. USD 29 27,426
5.88% , 03/01/32 .................. 18 17,846
6.13% , 03/01/34 .................. 18 17,785
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(b)
200 190,750
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(b) (h)
...... 1,075 347,800
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(b)
365 352,955
Vivion Investments SARL
(b)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(h)
.................... EUR 685 783,177
5.63% , 06/08/30 .................. 280 309,367
5,451,810
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(c)
USD 56 55,365
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/33
(c)
.. 10 10,035
ams-OSRAM AG
(b)
10.50% , 03/30/29 ................. EUR 193 234,678

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
7.25% , 05/31/32 .................. EUR 264 $ 310,707
Broadcom, Inc., 1.95%, 02/15/28 ........ USD 2,662 2,561,121
Microchip Technology, Inc., 0.00%, 02/15/30
(c) (j) (l)
10 11,510
MKS, Inc., 4.25%, 02/15/34
(b)
........... EUR 422 476,167
NXP BV, 4.40%, 06/01/27 ............. USD 1,405 1,403,068
ON Semiconductor Corp.
(j)
0.50% , 03/01/29 .................. 29 34,945
0.00% , 05/01/31
(c) (l)
................ 8 7,952
Qnity Electronics, Inc.
(c)
5.75% , 08/15/32 .................. 33 33,176
6.25% , 08/15/33 .................. 22 22,383
STMicroelectronics NV
(b)(j)
Series A , 0.00% , 06/23/31
(l)
........... 200 202,313
Series B , 0.63% , 06/23/33 ............ 200 200,121
5,508,176
Software — 2.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 246 235,871
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
.. 37 35,151
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 .................. 8 7,694
4.88% , 07/01/29 .................. 83 74,277
Cloud Software Group LLC
(c)
6.50% , 03/31/29 .................. 240 232,868
9.00% , 09/30/29 .................. 221 214,510
8.25% , 06/30/32 .................. 128 119,967
Ellucian Holdings, Inc., 6.50%, 12/01/29
(c)
... 49 47,366
Fair Isaac Corp.
(c)
4.00% , 06/15/28 .................. 45 44,021
6.00% , 05/15/33 .................. 70 68,931
McAfee Corp., 7.38%, 02/15/30
(c)
........ 35 29,741
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(b)
................. EUR 465 556,315
7.25% , 07/01/33
(c)
................. USD 143 149,594
8.75% , 07/01/34
(c)
................. 137 145,401
Oracle Corp.
3.95% , 03/25/51 .................. 8,055 5,153,445
5.55% , 02/06/53 .................. 1,335 1,075,358
6.70% , 02/04/56 .................. 18,470 17,384,163
PTC, Inc., 4.00%, 02/15/28
(c)
........... 7 6,854
TeamSystem SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.70% , 07/31/31
(a)
............... EUR 157 177,816
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.45% , 07/01/32
(a)
............... 189 212,171
6.50% , 07/01/32 .................. 230 262,382
UKG, Inc., 6.88%, 02/01/31
(c)
........... USD 75 72,861
26,306,757
Specialized REITs — 0.7%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(c) (j)
. 10 10,715
Equinix, Inc., 1.80%, 07/15/27 .......... 7,864 7,645,520
Iron Mountain, Inc.
5.25% , 07/15/30
(c)
................. 3 2,955
6.25% , 01/15/33
(c)
................. 9 9,094
4.75% , 01/15/34
(b)
................. EUR 626 710,515
6.25% , 01/15/35
(c)
................. USD 120 120,468
Millrose Properties, Inc.
(c)
6.38% , 08/01/30 .................. 63 63,854
6.25% , 09/15/32 .................. 99 99,861
8,662,982
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(c)
. 20 20,507
Asbury Automotive Group, Inc., 4.50%, 03/01/28 5 4,950
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co.
(c)(h)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... USD 82 $ 84,494
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 186 204,909
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
.. GBP 1,044 1,424,840
Cesar SpA
(b)
6.50% , 09/30/31 .................. EUR 170 198,709
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.54% , 09/30/31
(a)
............... 166 192,091
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
USD 22 23,061
Goldstory SAS, 6.75%, 02/01/30
(b)
....... EUR 510 596,205
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
. USD 14 14,176
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45%, 01/15/32
(a) (b)
.......... EUR 222 255,869
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 .................. USD 52 50,628
8.25% , 08/01/31 .................. 19 19,797
Lithia Motors, Inc., 5.50%, 10/01/30
(c)
...... 21 20,741
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(c)
. 60 59,430
Staples, Inc., 10.75%, 09/01/29
(c)
........ 19 18,125
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(c)
..................... 293 297,070
3,485,602
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.
(c)
5.88% , 07/15/30 .................. 19 19,257
8.50% , 07/15/31 .................. 109 113,903
5.75% , 12/01/34 .................. 10 10,145
143,305
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32
(b)
EUR 222 258,247
Birkenstock Group BV & Co. KG, 4.50%,
06/15/33
(b)
..................... 157 181,169
Crocs, Inc., 4.25%, 03/15/29
(c)
.......... USD 48 46,572
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(b) (e) (j) (k)
.................. EUR 1,100 903,270
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... USD 29 26,864
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.95% , 07/01/29
(a) (b)
.............. EUR 631 729,863
VF Corp., 4.25%, 03/07/29 ............ 257 295,755
2,441,740
Tobacco — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 ...... USD 12,726 12,244,239
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc., 7.13%, 07/01/34
(c)
25 24,564
FTAI Aviation Investors LLC
(c)
5.50% , 05/01/28 .................. 51 50,878
7.88% , 12/01/30 .................. 43 44,929
7.00% , 05/01/31 .................. 198 205,078
7.00% , 06/15/32 .................. 78 80,555
5.88% , 04/15/33 .................. 62 61,939
Herc Holdings, Inc.
(c)
6.63% , 06/15/29 .................. 2 2,042
7.00% , 06/15/30 .................. 22 22,782
5.75% , 03/15/31 .................. 18 17,977
7.25% , 06/15/33 .................. 48 50,043
6.00% , 03/15/34 .................. 33 32,781
Posco International Corp., 5.13%, 06/29/31
(b)
. 200 199,116
QXO Building Products, Inc.
(c)
6.50% , 07/15/31 .................. 89 90,706
6.75% , 04/30/32 .................. 132 136,300
6.88% , 07/15/34 .................. 107 109,844

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 5.38%,
11/15/33
(c)
..................... USD 65 $ 64,019
WESCO Distribution, Inc.
(c)
5.25% , 04/15/31 .................. 25 24,744
5.50% , 04/15/34 .................. 23 22,752
1,241,049
Transportation Infrastructure — 0.1%
(b)
Adani Ports & Special Economic Zone Ltd.,
5.00%, 08/02/41 ................. 400 351,924
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28 359 369,882
721,806
Wireless Telecommunication Services — 1.2%
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(b)
..................... 400 379,500
Digicel International Finance Ltd., 8.63%,
08/01/32
(c)
..................... 200 206,125
Maya SAS
7.00% , 10/15/28
(c)
................. 200 200,858
6.88% , 04/15/31
(b)
................. EUR 342 411,172
Odido Holding BV, 3.75%, 01/15/29
(b)
...... 539 615,291
SoftBank Group Corp.
(b)
5.38% , 01/08/29 .................. 593 687,919
5.25% , 10/10/29 .................. 188 215,897
6.38% , 04/22/30 .................. 249 291,566
5.88% , 07/10/31 .................. 328 375,964
7.00% , 04/22/32 .................. 182 216,761
5.75% , 07/08/32 .................. 623 707,489
6.38% , 07/10/33 .................. 132 151,283
7.38% , 04/22/34 .................. 444 528,658
TDC Brands A/S, 8.00%, 04/30/31
(b)
...... 321 371,745
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. USD 1,922 1,846,816
5.05% , 07/15/33 .................. 3,500 3,494,045
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(c)
..................... 334 345,643
VF Ukraine PAT
(d)
9.62% , 02/11/27
(c)
................. 203 202,561
9.62% , 02/11/27
(b)
................. 156 156,047
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
................. GBP 339 424,172
4.50% , 07/15/31
(b)
................. 218 237,233
5.63% , 04/15/32
(b)
................. EUR 600 603,358
7.75% , 04/15/32
(c)
................. USD 494 446,152
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (c) (h) (j)
.......... 141 122,907
WOM Mobile SA, 11.75%, (11.75% Cash or
12.50% PIK), 04/01/31
(a) (c) (h)
.......... 10 10,127
Zegona Finance plc
(b)
6.75% , 07/15/29 .................. EUR 977 1,155,179
4.25% , 01/15/32 .................. 304 348,680
14,753,148
Total Corporate Bonds — 31 .5%
(Cost: $ 409,564,578 ) .............................. 397,106,907
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 270 251,775
Security
Par (000)
Par (000) Value
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 .................. USD 291 $ 276,059
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 561,355 ) ................................. 527,834
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............ 248 248,263
Atlas CC Acquisition Corp., 1st Lien Term
Loan , (Prime at 0.75% Floor + 3.25%; 1-mo.
CME Term SOFR at 0.75% Floor + 4.50% +
0.00%), 8.43% 05/25/29 ............. 853 58,314
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (Prime at 0.75% Floor + 3.25%; 3-mo.
CME Term SOFR at 0.75% Floor + 1.25% +
0.00%), 5.18% 05/25/29 ............. 119 7,412
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
10/31/30 ............ 380 379,501
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 .. 227 228,049
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/31/31 ............ 590 591,277
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/31/31 ............ 225 225,175
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
02/26/32 .................. 107 107,125
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 .................. 439 395,177
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
12/01/32 ............ 171 171,239
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/06/28 ....... 101 101,588
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/28/31 .................. 1,248 1,248,387
TransDigm, Inc., 1st Lien Term Loan K , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.87%
,
03/22/30 .................. 72 71,717
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
01/19/32 .................. 229 228,934
TransDigm, Inc., 1st Lien Term Loan M , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
08/19/32 .................. 770 770,222
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/14/33 .................. 278 277,956
5,110,336

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.38%
,
01/03/33 ............ USD 234 $ 233,974
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14% , 05/06/30 .......... 878 878,114
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14% , 01/28/32 .......... 398 398,000
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.41%
,
01/30/32 ....... 21 21,047
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
06/04/31 .................. 588 586,700
RealTruck Group, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.65%
,
01/31/31 ............ 49 30,015
RealTruck Group, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.90%
,
01/31/31 ............ 114 71,029
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
11/17/28 ............. 383 381,085
2,599,964
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
01/22/31 ....... 140 139,763
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
07/02/31 ............ 311 308,222
447,985
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 .......... 107 70,890
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 .......... 396 401,342
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 .......... 151 43,797
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.63%
,
07/09/32 .................. 114 114,075
630,104
Biotechnology — 0.1%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
04/27/33 ............ 270 269,865
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.14%
,
12/12/31 ....... 832 832,042
1,101,907
Broadline Retail — 0.1%
(a)
Boots Group Bidco Ltd. (The), 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.92%
,
08/30/32 ....... 300 301,241
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.39%
,
03/15/30 ............ 446 448,743
749,984
Security
Par (000)
Par (000) Value
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
05/14/29 .................. USD 87 $ 87,300
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.64%
,
09/08/32 .................. 949 948,310
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.89%
,
07/08/30 ............ 257 225,211
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.64%
,
10/27/32 .................. 448 424,949
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.87% - 5.88%
,
02/02/33
(f)
...... 167 166,506
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
08/05/31 .................. 579 522,162
2,374,438
Capital Markets — 0.6%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 .................. 145 144,862
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 0.00%), 6.62% - 6.73%
,
02/18/31 ..... 570 550,358
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.62%
,
08/09/30 ............ 252 250,788
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
11/25/32 ....... 319 311,354
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 .................. 272 271,552
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
11/25/31 ............. 383 371,353
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
10/29/32 ............ 423 421,694
Citadel Securities LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
06/10/33 .................. 840 838,347
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.26%
,
09/01/28 ............ 49 45,982
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
09/15/31 ....... 941 916,609
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
09/05/31 ....... 119 118,228
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
03/18/30 ............ 817 810,948
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............ 1,175 1,162,976

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jump Financial LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
02/26/32
(f)
............ USD 50 $ 49,937
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
03/25/33 ............ 188 187,609
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , 11/17/31
(m)
............ 85 82,585
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
07/30/32 ............ 513 505,690
7,040,872
Chemicals — 0.5%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
11/24/27 ....... 173 158,392
BASF Coatings, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
04/06/33 .................. 442 443,216
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/15/32 ............ 585 583,051
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.39%
,
11/01/30 .................. 427 426,988
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
10/04/29 ............ 424 421,387
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
06/12/31 ....... 291 290,354
Element Solutions, Inc., 1st Lien Term Loan
B3 , (1-mo. CME Term SOFR at 0.00%
Floor/0.75% Cap + 1.75%), 5.39%
,
12/18/30 662 662,262
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
03/29/32 .................. 194 192,826
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
02/15/30 .................. 227 227,344
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.89%
,
10/07/31 ............ 58 48,238
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
07/03/28 ............ 310 292,885
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
11/26/31
(f)
............ 195 194,993
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
11/03/32 ....... 383 382,400
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
06/23/31 ....... 636 634,871
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
04/08/31 . 404 258,015
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
10/09/31 ............ 128 128,616
Security
Par (000)
Par (000) Value
Chemicals (continued)
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
10/29/32 ....... USD 409 $ 410,509
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............ 369 366,692
Stonepeak Motion Finco LLC, 1st Lien Term
Loan B , 06/24/33
(m)
................ 130 129,837
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
08/19/32 ............ 410 408,713
6,661,589
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
10/24/30 ....... 209 206,852
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
08/20/32 ............ 1,265 1,265,192
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.41%
,
11/17/31 .................. 162 161,828
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
06/24/30 ............ 385 384,672
Aramark Services, Inc., 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
04/06/28 ............ 355 355,712
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.36%
,
05/30/33 ............ 461 460,374
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
04/01/32 ....... 359 348,647
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.12%
,
10/11/32 .................. 178 178,550
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.39%
,
06/02/31 ....... 551 523,405
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 1.50%), 5.15%
,
11/03/31 ... 338 336,402
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
10/17/30 ....... 164 164,021
MX Holdings US, Inc., Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
03/17/32 ....... 115 114,929
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/11/32 .................. 659 657,112
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.62%
,
10/15/30 .. 88 87,040
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.37%
,
03/08/32 .. 428 420,697
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
01/15/31 ............ 96 95,600

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90% , 11/30/28 ........... USD 220 $ 220,029
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89% , 01/15/31 .......... 225 224,395
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
01/15/31 ............ 37 36,556
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
02/15/29 .. 69 58,914
6,300,927
Construction & Engineering — 0.2%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
04/25/33 ............ 417 415,846
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ....... 566 441,434
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
11/03/31 ............. 340 339,674
Dycom Industries, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............ 178 178,055
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 5.64%
,
12/16/31 ............ 588 585,909
1,960,918
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
01/31/31 .................. 384 383,568
Knife River Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/08/32 .................. 54 54,034
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 .................. 221 221,276
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.64%
,
03/08/29 .................. 90 77,828
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
04/14/31 ............ 363 362,571
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
03/19/29 ............ 318 318,107
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
02/10/32 ............ 254 253,922
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
09/22/28 ............ 175 175,270
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.89%
,
10/19/29 .. 981 979,033
2,825,609
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89% , 12/11/30 ........... USD 85 $ 83,566
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14% , 12/29/32 .......... 568 560,012
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 .................. 552 553,380
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
10/03/31 .................. 302 303,795
1,500,753
Containers & Packaging — 0.3%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.11%
,
11/29/30 ....... 668 667,501
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.82% , 04/13/29 .......... 50 49,057
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89% , 04/01/32 .......... 506 485,506
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
01/31/33 ............ 840 834,037
Graham Packaging Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
01/26/33 ....... 366 366,196
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.12%
,
04/15/30 .. 400 394,000
Multi-Color Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.38%),
6.02%
,
05/11/33 .................. 221 189,119
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.39%
,
02/01/29 .................. 224 224,779
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.66% - 7.67%
,
03/07/33 . 344 337,435
Reynolds Consumer Products LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
03/04/32 ....... 64 64,620
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.14%
,
09/15/32 .. 271 271,183
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............ 218 208,365
4,091,798
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.37%
,
08/23/32 .. 252 251,893
OMNIA Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
12/31/32 ............ 147 147,336
Rosen International SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/26/31 ............ 569 567,853

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
01/30/31 .................. USD 482 $ 480,812
1,447,894
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
05/18/30
(a)
........... 153 152,592
Diversified Telecommunication Services — 0.2%
(a)
Level 3 Financing, Inc., 1st Lien Term Loan B5 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
03/29/32 ............ 872 871,730
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26% 09/25/29 ................... 683 612,816
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 .. 170 167,542
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.99%
,
01/31/29 ....... 291 277,987
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% 03/11/30 ............. 585 584,918
2,514,993
Electric Utilities — 0.1%
(a)
Alpha Generation LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
09/30/31 ............ 334 331,072
NRG Energy, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42% , 04/16/31 .......... 854 852,544
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39% , 04/28/33 .......... 77 76,654
Pathfinder Power LLC, 1st Lien Term Loan B ,
06/22/33
(m)
...................... 270 269,325
1,529,595
Electronic Equipment, Instruments & Components — 0.1%
(a)
Belden, Inc., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.49%
,
06/10/33
(f)
................. 318 318,000
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/20/31
(f)
................. 104 103,620
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
07/02/29 .................. 213 212,773
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
10/28/32 .................. 133 132,751
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.36%
,
10/27/32
(f)
................. 243 242,853
1,009,997
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.43%
,
02/26/32 .................. USD 327 $ 325,358
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
10/01/32 ............ 114 113,929
439,287
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
07/22/30 ............ 317 315,337
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
10/01/31 ............ 586 585,513
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/30/31 ............ 777 776,282
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at
0.00%
Floor +
2.75%), 6.39%
,
03/24/32 ............ 822 821,090
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
10/21/32 ....... 412 411,415
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
11/13/29 ............. 457 388,295
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(m)
................... 1,010 1,012,171
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B7 , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
11/21/31 ....... 1,059 1,054,746
5,364,849
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
12/21/28 ....... 505 504,596
ABG Intermediate Holdings 2 LLC, Delayed
Draw 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.89%
,
02/13/32 .................. 163 162,514
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.63%
,
05/21/31 ............ 609 608,876
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/27/32 ............ 508 480,052
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
05/16/33 .................. 890 888,086
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
05/19/31 .................. 959 954,696
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
09/13/32 ....... 250 250,463
ITT Holdings LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.98%),
5.62%
,
10/11/30 .................. 80 79,843
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.50%
,
06/06/31 .................. 199 166,684

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nexus Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.12% , 07/31/31 .......... USD 30 $ 28,861
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.62% , 07/31/31 .......... 252 243,668
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
10/08/32 .................. 238 238,350
Sotera Health Holdings LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
05/30/31 ............ 554 554,015
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/16/31 ............ 37 36,646
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
04/03/28 .................. 79 78,629
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
03/05/32 .................. 143 142,583
5,418,562
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.89%
,
10/28/32 .................. 991 992,437
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ....... 842 835,550
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
09/30/32 ............ 235 233,635
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.12%
,
03/29/30 ............ 33 33,523
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.89%
,
02/11/33 ............. 265 265,512
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
01/29/32 ............ 83 82,572
2,443,229
Gas Utilities — 0.1%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
12/05/30 ............ 114 113,755
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
04/01/32 ....... 136 136,149
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.13%
,
03/11/33 ............. 174 174,093
Traverse Midstream Partners LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.06%
,
04/20/33 ....... 94 93,883
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
04/11/33 ....... 266 266,481
784,361
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
04/10/31 ............ USD 1,098 $ 1,092,453
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 273 192,676
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 54 38,223
Pods LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.13%
,
05/14/31 .................. 197 191,374
1,514,726
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.39%
,
01/15/31 ............ 692 692,617
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
04/07/33 .................. 1,449 1,416,702
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.62%
,
08/20/32 .................. 210 206,372
2,315,691
Health Care Providers & Services — 0.4%
(a)
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
09/20/32 ............ 45 45,246
Charlotte Buyer, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
06/11/31 ............. 170 169,696
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.66%
,
09/29/31 ....... 457 456,843
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.91%
,
11/08/32 ............. 311 311,397
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
07/28/31 ....... 157 156,910
DaVita, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
05/09/31 .................. 252 251,850
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
02/07/33 ............ 335 335,573
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 6.75%
,
11/30/28
(e) (k)
.......... 48 7,872
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............ 546 537,146
McKesson Medical-Surgical Top Holdings,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
06/09/32 .................. 190 189,842
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.50%),
5.14%
,
05/30/33 .................. 841 835,095
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
09/22/32 ............ 402 401,825

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
11/19/31 ....... USD 139 $ 137,223
Select Medical Corp., 1st Lien Term Loan B2 ,
12/03/31
(m)
...................... 170 169,716
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/19/30 ....... 388 388,391
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............ 114 113,853
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
08/01/31 .................. 81 80,481
4,588,959
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.39%
,
02/15/29 ............ 498 496,731
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.37%
,
05/01/31 .................. 560 511,585
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.83%
,
10/01/27 ............ 148 146,087
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
11/03/31 ....... 202 201,256
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 .................. 441 381,543
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/22/29
(f)
............ 160 158,914
1,896,116
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
09/20/30 .................. 512 510,703
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.25% , 03/11/30 ........... 55 53,469
(1-mo. CME Term SOFR at 1.00% Floor +
7.50%), 11.25% , 03/11/30 .......... 52 50,155
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
05/31/30 ............ 304 303,643
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/30 ............ 445 429,751
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/31 ............ 784 751,291
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.11%
,
12/02/31 ............. 217 216,955
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.37%
,
03/04/32 ............ 478 476,803
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
07/30/32 ....... 84 84,218
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89%
,
01/29/29 ............ USD 757 $ 756,336
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48% , 12/02/30 .......... 818 809,346
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73% , 06/04/32 .......... 242 241,077
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.74%
,
03/10/31 .................. 33 30,595
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.37%
,
09/22/32 ............ 838 841,700
Gaia Purchaser, Inc., 1st Lien Term Loan B ,
06/23/33
(f) (m)
..................... 197 196,754
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
11/01/29 ....... 219 215,069
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
05/27/32 ....... 244 243,898
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.40%
,
11/08/30 ... 575 575,844
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.11%
,
12/16/30 .................. 375 374,755
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.64%
,
04/16/29 ....... 398 398,188
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.98%
,
08/01/30 ............ 173 164,763
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.64%
,
05/30/33 ............ 244 243,784
Pioneer OpCo, LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.88%
,
05/16/33 ............ 358 359,088
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
04/04/29 ....... 251 246,998
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.64%
,
12/04/31 .. 252 250,042
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
05/01/31 ....... 97 95,857
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
03/14/31 ............ 644 643,702
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
12/30/32 .................. 250 245,365
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
07/01/32 ............ 294 293,442
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.14%
,
08/03/28 .................. 193 192,595

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
05/24/30 ....... USD 343 $ 342,757
10,638,943
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
09/26/31 .................. 120 119,826
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.76%
,
10/24/31 ............ 133 133,828
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.12%
,
12/19/29 ............ 62 61,110
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.12%
,
12/19/29 ....... 82 81,480
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.44%
,
10/01/32 ....... 349 344,450
740,694
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
12/30/32
(a)
. 267 264,323
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
07/31/30 ....... 554 552,752
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 2.00%), 5.67%
,
12/15/27 ....... 231 229,732
Talen Energy Supply LLC, 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39% , 12/15/31 .......... 165 164,108
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64% , 11/25/32 ........... 487 482,818
1,429,410
Industrial Conglomerates — 0.3%
(a)
ACI Rover Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
06/09/33 ............ 254 253,302
Arcwood Environmental, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
04/01/33
(f)
...... 107 107,401
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
09/13/32 ............ 161 161,824
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.89%
,
08/04/31 .................. 429 428,304
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............ 755 753,687
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
03/04/33 ............ 48 48,022
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.62%
,
12/02/31 .. 164 164,790
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
10/01/32 ............ USD 220 $ 220,348
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............ 256 255,957
Resilience Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 5.92%
,
02/28/33 ............ 631 629,486
Sword Purchaser LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
04/11/33 ............. 680 662,259
3,685,380
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.12%
,
09/19/31 ....... 1,497 1,476,057
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.73%
,
01/30/32 .................. 821 801,592
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/29/31 ....... 596 586,855
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.13%
,
05/26/31 .................. —
(n)
1
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
05/06/31 ............ 719 700,741
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............ 925 923,214
Hyperion Refinance SARL, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.37% , 04/18/30 .......... 90 84,455
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.39% , 02/17/31 .......... 672 629,854
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 . 557 532,520
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
07/02/31 ............ 115 111,201
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
09/15/31 ............ 330 329,518
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 .................. 472 469,124
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 .................. 844 840,915
7,486,047
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
01/31/31
(a)
........... 155 142,305

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.01%
,
08/21/28 .................. USD 28 $ 28,241
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 104 102,381
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 569 561,904
Asurion LLC, 1st Lien Term Loan B14 , (12-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.26%
,
02/23/33 .................. 150 141,374
Asurion LLC, 2nd Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.18%
,
01/19/29 .................. 168 165,390
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.95%
,
07/06/29 .................. 565 365,084
Coreweave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , (1-day SOFR at
0.00% Floor + 4.50%), 8.10%
,
11/17/31 ... 134 136,546
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.39%
,
05/30/31 ............ 670 638,916
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 .................. 198 198,495
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
11/09/29 ....... 289 282,370
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.45%
,
10/07/32 ....... 644 456,827
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
01/31/31 .................. 164 163,125
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.89%
,
06/07/32 ............ 75 68,543
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
07/01/31 .................. 133 122,410
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
07/16/31 ....... 172 166,736
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.14%
,
07/31/31 . 757 746,678
Shift4 Payments LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
07/06/32 ............ 290 288,926
4,633,946
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
05/23/33
(a) (m)
..................... 94 93,627
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 127 127,044
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 32 32,271
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
09/27/30 .................. USD 340 $ 340,753
500,068
Machinery — 0.5%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
06/24/33 ............ 880 879,014
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.18%
,
03/15/30 .................. 113 112,456
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.23%
,
02/03/33 ............ 365 363,473
CompoSecure Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/14/33 ....... 553 549,328
ESCO Technologies, Inc., 1st Lien Term Loan B ,
06/01/33
(f) (m)
..................... 150 149,625
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
10/23/28 ............ 400 400,153
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.37%
,
06/12/31 ....... 74 74,056
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00%
Floor + 6.00%), 9.67%
,
12/21/29 ....... 30 28,375
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 2.00% Floor + 6.00%), 9.64%
,
12/21/29 . 17 16,214
Indicor LLC, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
11/22/29 .................. 191 190,809
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
02/10/33 ............ 422 413,875
Madison IAQ LLC, 1st Lien Term Loan ,
05/06/32
(m)
...................... 170 169,558
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.0% Floor +
2.50%; 3-mo. CME Term SOFR at 0.5%
Floor + 2.50% at 0.50% Floor + 0.00%),
6.12%
,
07/31/28 .................. 600 599,087
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% ( 11.18 % Cash
or 11.17 % PIK), 03/03/33
(h)
........... 38 36,469
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.76%
,
10/04/28 .................. 162 163,166
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.50%), 6.97%
,
06/01/33 .. 161 161,705
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............ 838 840,783
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
01/27/31 ............ 746 745,112
5,893,258

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............ USD 413 $ 420,675
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.69%
,
12/09/30 . 99 97,530
Charter Communications Operating LLC, 1st
Lien Term Loan B5 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.94%
,
12/15/31 . 83 81,750
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.76%
,
08/23/28 ....... 162 161,567
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 .................. 541 378,462
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
06/03/33 ....... 449 449,152
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.64%
,
08/30/30 ............ 178 178,184
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.14%
,
10/17/31 .................. 395 371,154
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
03/18/33 ............ 194 192,072
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
09/24/32 ............ 184 183,678
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.74%
,
05/01/28 .. 85 84,277
2,598,501
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.16%
,
03/03/32
(a)
...... 737 736,740
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.63%
,
09/29/32 ............ 117 117,704
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
11/22/32 ............. 109 109,210
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
02/11/33 ....... 663 663,590
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
02/11/30 .................. 204 204,286
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/22/32 ............ 66 65,967
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.37%
,
04/07/32 .................. 79 78,965
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.89%
,
03/18/30 ....... 135 134,495
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 .. USD 275 $ 272,630
1,646,847
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%
,
04/20/28 ............ 439 438,116
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
03/21/31 .................. 375 373,637
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.94% , 02/15/28 .......... 300 296,826
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 .......... 322 316,325
(12-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.71% , 05/30/33 .......... 277 273,308
AS Mileage Plan IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
05/12/33 ............ 209 208,087
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
08/27/29 ............ 349 309,986
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
04/09/32 ............ 170 169,469
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
02/24/31 ............ 331 330,101
2,715,855
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.25%), 5.39%
,
02/26/29
(a)
........... EUR 2,438 2,803,135
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
08/02/32 ....... USD 541 542,982
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.37%
,
10/29/32 ............ 163 163,265
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.37%
,
04/23/31 ............ 169 168,603
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.19%
,
04/14/33 .. 375 375,810
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
05/05/28 ............ 493 493,752
OPAL US LLC, Facility 1st Lien Term Loan B6 ,
04/28/32
(m)
...................... 250 249,665
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
04/20/29 ............ 210 209,023
2,203,100

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
08/12/32 .................. USD 225 $ 223,413
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.26%
,
06/02/28 .................. 483 476,503
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B6 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.39%
,
11/05/32 . 438 436,947
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.23%
,
06/22/29 .................. 202 202,428
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. 159 145,525
Medical Solutions Holdings, Inc., 1st Lien Term
Loan
(3-mo. CME Term SOFR + 3.50%), 7.30% ,
11/01/30 ..................... 117 23,998
(3-mo. CME Term SOFR + 7.00%), 10.80% ,
11/03/31 ..................... 196 23,489
Medical Solutions Holdings, Inc., 1st Lien Term
Loan A2 , (3-mo. CME Term SOFR + 5.25%),
9.05%
,
11/01/30 .................. —
(n)
24
Trans Union LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
06/24/31 .................. 581 579,444
Trans Union LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
06/24/31 .................. 248 246,857
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.39%
,
09/28/29 .. 292 284,744
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
11/26/31 ............. 547 532,953
3,176,325
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.89%
,
06/13/33
(a)
. 171 170,148
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
07/06/29 .................. 94 94,037
Qnity Electronics, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/29/32 ............ 735 736,062
830,099
Software — 0.8%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/24/31 ............ 646 633,457
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
03/26/32 .................. 302 288,443
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.16%
,
08/15/29 ............ 251 169,301
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
07/30/31 ............ USD 840 $ 754,690
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
06/17/30 ............ 105 100,495
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.62%
,
01/23/32 ....... 173 170,236
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% - 7.23% , 03/21/31 ..... 685 598,410
(12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 08/16/32 .......... 689 593,771
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.49%
,
10/09/28 .................. 121 93,342
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.38%
,
12/09/31 ............ 330 314,546
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.93%
,
10/09/31 ............ 269 245,108
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 .................. 630 572,424
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
06/26/31 ............ 154 146,235
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
10/09/29 ............ 469 451,805
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
09/12/29 .................. 588 580,165
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
01/30/32 ....... 621 593,765
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00%
Floor
+ 3.25%),
6.91%
,
03/22/32 .................. 826 635,199
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.64%
,
03/01/29 .................. 385 341,049
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.89%
,
12/31/31 .................. 146 126,119
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.36%
,
02/04/33 ............ 315 315,917
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
11/15/32 ............. 136 132,260
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.73%
,
08/31/28 .................. 605 583,382
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/28/30 ............ 242 201,329
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.99%
,
04/24/28 .................. 490 457,645

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
05/09/31 ............ USD 415 $ 414,518
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
02/10/31 .................. 693 651,027
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
04/14/31 .................. 522 500,880
10,665,518
Specialty Retail — 0.2%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............ 923 921,991
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
01/16/32 ............ 540 538,949
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ....... 238 237,195
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 .. 570 568,444
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
09/29/32 ............ 88 87,762
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.48%
,
12/06/32 .. 61 60,897
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/16/32 ....... 283 283,104
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.16%
,
12/16/32 .. 7 6,638
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.26% , 10/20/28 .......... 117 113,395
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.99% , 10/20/28 .......... 66 64,945
2,883,320
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.75%
,
09/15/32
(a)
................. 786 721,589
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
02/19/32
(a)
........... 16 15,955
Trading Companies & Distributors — 0.2%
(a)
Core & Main LP, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.59%
,
06/24/33
(f)
................. 388 387,030
Core & Main LP, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
07/27/28 .................. 541 540,730
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
02/10/31 .................. 173 173,037
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
06/17/31 .................. USD 367 $ 308,252
Herc Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.38%
,
06/02/32 ............ 167 166,640
QXO Building Products, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62% , 04/30/32 .......... 253 252,052
(12-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.84% , 06/03/33 .......... 566 564,427
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 0.00%), 11.00%
,
12/15/31
(f)
16 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.64%
,
06/29/29 ............ 344 169,180
2,561,348
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
09/23/31 .................. 789 788,942
GB AIT Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
04/29/33 .................. 222 221,947
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
9.99%
,
12/15/26
(f)
................. 172 170,442
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
03/18/30 .................. 345 343,445
1,524,776
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
08/09/32 ....... 121 121,284
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/31 ............ 470 469,957
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
10/06/32
(f)
............ 323 324,992
916,233
Total Floating Rate Loan Interests — 11 .6%
(Cost: $ 149,380,295 ) .............................. 146,495,525
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(b)
...................... 227 241,448
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(c)
...................... 245 250,041
491,489
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ........... 264 289,080
France — 0.1%
Electricite de France SA
(a)(b)(i)
(BPISDS15 + 3.32%), 5.88% .......... GBP 200 265,015

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... EUR 1,200 $ 1,438,851
1,703,866
Hungary — 0.1%
(b)
Magyar Export-Import Bank Zrt. , 6.00% ,
05/16/29 ....................... 562 682,192
MVM Energetika Zrt. , 7.50% , 06/09/28 ..... USD 303 315,556
997,748
Indonesia — 0.1%
(b)
Pertamina Persero PT , 4.18% , 01/21/50 .... 200 153,400
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 .................. EUR 200 201,669
5.45% , 02/03/36 .................. USD 200 191,762
546,831
Mexico — 0.1%
Petroleos Mexicanos
5.35% , 02/12/28 .................. 140 139,902
8.75% , 06/02/29 .................. 680 726,344
5.95% , 01/28/31 .................. 671 663,686
1,529,932
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(b)
................. 333 268,481
7.50% , 05/02/54
(c)
................. 538 583,165
851,646
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(c)
...................... 345 350,396
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(b)
...................... 215 224,314
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.25% , 05/18/31
(c)
.......... 479 477,802
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 7,020,816 ) ............................... 7,463,104
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 9.88% , 03/31/37
(c)
...... 283 291,667
Argentina — 0.1%
Argentine Republic (The)
(d)
0.75% , 07/09/30 .................. 415 367,087
4.12% , 07/09/35 .................. 501 401,301
768,388
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(c)
..... 301 315,153
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(b)
..... 381 353,854
Barbados — 0.1%
Barbados Government Bond , 8.00% , 06/26/35
(c)
699 747,930
Benin — 0.1%
Benin Government Bond , 7.96% , 02/13/38
(c)
.. 746 791,375
Brazil — 0.1%
Federative Republic of Brazil
6.63% , 03/15/35 .................. 344 353,770
5.50% , 04/23/36 .................. EUR 315 363,023
Security
Par (000)
Par (000) Value
Brazil (continued)
6.25% , 05/22/36 .................. USD 381 $ 377,723
1,094,516
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(b)
420 409,895
Chile — 0.1%
Republic of Chile
3.75% , 01/14/32 .................. EUR 323 373,677
4.34% , 03/07/42 .................. USD 610 539,697
913,374
Colombia — 0.1%
Republic of Colombia
6.13% , 01/21/31 .................. 205 207,364
7.75% , 11/07/36 .................. 341 372,031
6.50% , 11/26/38 .................. EUR 330 396,589
975,984
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(b)
... USD 297 316,617
Dominican Republic — 0.1%
Dominican Republic Government Bond
(c)
4.50% , 01/30/30 .................. 800 773,400
7.05% , 02/03/31 .................. 568 599,013
6.95% , 03/15/37 .................. 347 368,359
1,740,772
Ecuador — 0.1%
Republic of Ecuador , 9.25% , 01/29/39
(c)
..... 545 558,353
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(b)
................. EUR 371 422,383
9.45% , 02/04/33
(c)
................. USD 343 380,344
8.50% , 01/31/47
(c)
................. 301 294,628
7.50% , 02/16/61
(c)
................. 335 288,462
1,385,817
Guatemala — 0.1%
Republic of Guatemala
(c)
5.25% , 08/10/29 .................. 290 289,297
7.05% , 10/04/32 .................. 565 609,352
6.60% , 06/13/36 .................. 290 308,560
6.25% , 08/15/36 .................. 355 370,510
1,577,719
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(c)
................. 596 603,077
6.00% , 09/26/35
(b)
................. 364 379,121
5.50% , 03/26/36
(c)
................. 218 219,297
6.75% , 09/23/55
(c)
................. 357 389,637
1,591,132
Indonesia — 0.1%
Republic of Indonesia
3.88% , 01/15/33 .................. EUR 319 359,080
4.50% , 05/29/33 .................. 519 599,503
958,583
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(b)
................. USD 165 166,505
5.88% , 10/17/31
(b)
................. EUR 703 827,482
8.08% , 04/01/36
(c)
................. USD 397 435,882
8.25% , 01/30/37
(c)
................. 201 222,457
1,652,326

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jordan — 0.1%
Hashemite Kingdom of Jordan
7.50% , 01/13/29
(c)
................. USD 334 $ 348,863
5.85% , 07/07/30
(b)
................. 377 381,656
730,519
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(c)
...... 430 467,625
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(c)
...................... 415 420,188
Latvia — 0.1%
Latvia Government Bond , 5.13% , 07/30/34
(c)
. 696 703,392
Mexico — 1.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(c)
13,783 13,803,865
United Mexican States
5.38% , 03/22/33 .................. 565 553,768
5.63% , 09/22/35 .................. 956 929,184
6.25% , 08/27/37 .................. 215 214,806
6.13% , 02/09/38 .................. 310 303,940
5.13% , 03/19/38 .................. EUR 473 537,916
16,343,479
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(b)
.. 315 353,890
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(b)
................. USD 329 317,650
5.95% , 03/08/28
(c)
................. 311 316,159
4.75% , 04/02/35
(c)
................. EUR 646 750,121
1,383,930
Nigeria — 0.1%
Federal Republic of Nigeria
(c)
10.38% , 12/09/34 ................. USD 398 472,824
9.13% , 01/13/46 .................. 284 314,814
787,638
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(b)
EUR 269 312,167
Panama — 0.1%
Republic of Panama , 6.40% , 02/14/35 ...... USD 535 565,308
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74% , 01/29/33 .................. 322 285,656
5.60% , 03/13/48 .................. 237 225,239
510,895
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. 553 509,036
1.86% , 12/01/32 .................. 527 436,751
6.20% , 06/30/55 .................. 370 381,918
1,327,705
Philippines — 0.0%
Republic of Philippines , 3.70% , 03/01/41 .... 200 163,008
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 .................. 286 285,085
5.50% , 04/04/53 .................. 437 413,214
698,299
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
7.13% , 02/12/32 .................. 685 702,296
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
6.30% , 03/14/33 .................. USD 379 $ 370,378
1,072,674
Romania — 0.3%
Romania Government Bond
5.25% , 11/25/27
(c)
................. 296 296,370
2.12% , 07/16/31
(b)
................. EUR 763 775,801
4.63% , 03/04/33
(c)
................. 488 540,599
6.25% , 09/10/34
(c)
................. 659 794,997
6.75% , 07/11/39
(c)
................. 293 354,450
6.50% , 10/07/45
(c)
................. 409 471,637
3,233,854
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia , 5.00% , 01/18/53
(c)
.. USD 633 545,557
Serbia — 0.1%
Republic of Serbia
4.25% , 05/06/31
(c)
................. EUR 426 487,361
6.50% , 09/26/33
(b)
................. USD 328 346,561
6.00% , 06/12/34
(c)
................. 408 418,335
1,252,257
South Africa — 0.2%
Republic of South Africa
7.10% , 11/19/36
(c)
................. 388 417,364
5.00% , 10/12/46 .................. 388 303,125
5.75% , 09/30/49 .................. 792 670,725
7.95% , 11/19/54
(c)
................. 497 535,517
7.25% , 12/11/55
(c)
................. 200 199,400
2,126,131
Sri Lanka — 0.0%
Sri Lanka Government Bond
(c)
4.00% , 04/15/28 .................. 22 20,834
3.10% , 01/15/30
(d)
................. 33 33,706
3.35% , 03/15/33
(d)
................. 65 62,062
3.60% , 06/15/35
(d)
................. 44 36,479
3.60% , 02/15/38
(d)
................. 61 61,383
214,464
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(c)
................. 381 415,484
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.50% ,
01/28/36
(c)
...................... 379 389,536
Ukraine — 0.0%
Ukraine Government Bond
(c)(d)
4.50% , 02/01/29 .................. 100 83,590
0.00% , 02/01/30 .................. 9 6,487
0.00% , 02/01/34 .................. 34 19,077
4.50% , 02/01/34 .................. 66 46,505
0.00% , 02/01/35 .................. 29 17,122
0.00% , 02/01/36 .................. 24 14,245
187,026
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(b)
...................... 480 343,080
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 577 535,713
Uzbekistan — 0.1%
Republic of Uzbekistan
(c)
5.38% , 05/29/27 .................. EUR 383 443,336

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uzbekistan (continued)
7.85% , 10/12/28 .................. USD 296 $ 313,073
756,409
Total Foreign Government Obligations — 4 .2%
(Cost: $ 50,409,017 ) ............................... 52,283,683
Shares
Shares
Investment Companies
Invesco Senior Loan ETF .............. 326,000 6,640,620
iShares AAA CLO Active ETF
(o)
.......... 300,000 15,573,000
iShares Floating Rate Bond ETF
(o)
........ 308,079 15,727,433
State Street Blackstone Senior Loan ETF ... 50,000 2,014,500
VanEck JPMorgan EM Local Currency Bond ETF 1,441,682 36,849,392
Total Investment Companies — 6 .1%
(Cost: $ 76,184,915 ) ............................... 76,804,945
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.14%, 09/25/46
(a)
............... 976 968,761
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 1,676 692,995
CSMC Trust, Series 2022-NQM3, Class A2,
4.26%, 03/25/67
(a) (c)
................ 1,000 898,566
Elmwood European CLO 1, (3-mo. EURIBOR +
2.80%), 5.43%, 04/16/40
(a) (b)
.......... EUR 110 126,793
GS Mortgage-Backed Securities Trust, Series
2026-R1, Class A1, 5.53%, 04/25/63
(c) (d)
.. USD 941 939,528
Mill City Mortgage Loan Trust, Series 2026-R1,
Class A1, 5.46%, 10/25/62
(a) (c)
......... 571 569,162
Sequoia Mortgage Trust
(a)(c)
Series 2026-5, Class A4, 5.50%, 05/25/56 . 775 773,598
Series 2026-MED1, Class A1A, 5.12%,
04/25/56 ..................... 755 745,350
5,714,753
Commercial Mortgage-Backed Securities — 0.2%
(a)(c)
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41 ........ 1,343 1,160,407
Velocity Commercial Capital Loan Trust
Series 2019-3, Class M2, 3.28%, 10/25/49 . 1,261 1,159,085
Series 2019-3, Class M3, 3.38%, 10/25/49 . 388 350,360
2,669,852
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.21%, 08/15/57 ........... 23,633 646,516
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(c)
................. 8,700 168
646,684
Total Non-Agency Mortgage-Backed Securities — 0 .7%
(Cost: $ 9,799,733 ) ............................... 9,031,289
Security
Beneficial Interest
(000) Value
Other Interests
(p)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
............... USD 811 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 6.6%
Automobiles — 0.1%
Stellantis NV
(a)(b)(i)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25% ....................... EUR 400 448,069
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.08%), 8.25% .... GBP 325 420,880
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88% ....................... EUR 325 362,455
1,231,404
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%), 6.88%
(a) (
b) (i)
.......................... 600 738,691
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.73%), 8.00%
(a) (c) (i)
......... USD 389 389,584
Bank of America Corp.
(a)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... 124 127,841
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 9,969 10,088,768
Barclays plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% ... 8,115 8,523,184
(USISSO05 + 5.78%), 9.63% .......... 3,035 3,365,457
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(b)
...................... EUR 250 287,823
BPER Banca SpA , (5-Year EURIBOR ICE Swap
Rate + 3.57%), 5.88%
(a) (b) (i)
........... 343 398,090
CaixaBank SA , (5-Year EURIBOR ICE Swap
Rate + 3.35%), 5.88%
(a) (b) (i)
........... 200 231,225
Citigroup, Inc.
(a)(i)
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20% ....................... USD 7,500 7,717,012
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 79 80,824
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 6,048 6,132,424
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ....................... 25 25,576
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 30 30,723
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 40 40,752
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ....................... 25 26,078

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
HDFC Bank Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (b) (i)
................ USD 200 $ 199,200
HSBC Holdings plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.99%), 7.05% ... 200 205,298
Series 1 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
6.75% ....................... 200 201,342
JPMorgan Chase & Co.
(a)
Series PP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.10%
(i)
...................... 48 48,608
Series W , (3-mo. CME Term SOFR + 1.26%),
4.91% , 05/15/47 ................ 1,000 907,500
Mitsubishi UFJ Financial Group, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.07%), 6.35%
(a) (i)
.......... 400 398,982
Sumitomo Mitsui Financial Group, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 6.45%
(a) (i)
.... 300 298,685
Woori Bank , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (b) (i)
...................... 300 310,095
40,773,762
Broadline Retail — 0.1%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (b) (i)
............... EUR 629 711,783
Capital Markets — 1.1%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 ............. USD 80 77,595
Deutsche Bank AG
(b)(i)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... EUR 200 249,142
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ....................... 200 243,982
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 200 248,230
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75% ....................... 200 236,033
Goldman Sachs Group, Inc. (The)
(i)
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... USD 35 35,987
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 62 62,144
UBS Group AG
(c)(i)
(USISSO05 + 4.16%), 7.75% .......... 5,365 5,653,616
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% ... 5,410 6,249,372
13,056,101
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (c) (i)
................ 310 322,772
Consumer Finance — 0.0%
Volkswagen International Finance NV
(a)(b)(i)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ....................... EUR 100 116,423
(EUAMDB08 + 3.49%), 5.99% ......... 200 235,045
351,468
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.6%
(a)
Telefonica Emisiones SA , (EUAMDB08 + 2.13%),
4.88%
(b) (i)
....................... EUR 200 $ 226,764
Verizon Communications, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.81%), 6.05% , 05/14/58 ..... USD 6,870 6,933,451
7,160,215
Electric Utilities — 0.5%
(a)
CLP Power HK Finance Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(b) (i)
.......... 300 306,450
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(b)
........... EUR 200 232,545
Electricite de France SA
(b)(i)
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ....................... 100 113,618
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 300 416,992
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ USD 40 39,980
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 60 59,942
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63% , 10/01/66 ................ 5,115 5,193,756
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c) (i)
................. 88 94,955
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 .................. 53 52,812
6,511,050
Financial Services — 0.1%
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54
(a)
.... 40 38,804
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54
(a)
........... 28 27,797
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (b) (i)
. GBP 400 544,820
611,421
Gas Utilities — 0.1%
(a)(c)
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54 .................. USD 25 26,210
Promigas SA ESP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.63%), 7.75% , 06/24/56 ............. 770 783,186
809,396
Ground Transportation — 0.1%
MTR Corp. CI Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.46%), 5.63%
(a) (b) (i)
................ 600 618,900
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.71%), 7.63%
(a) (b) (i)
................ 384 371,040

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(c)
................. USD 495 $ 516,038
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 ............. 33 33,788
Orsted A/S , (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(b)
.......... EUR 100 116,754
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (i)
....................... USD 165 166,307
832,887
Insurance — 0.2%
(b)
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a) (i)
........ EUR 500 576,267
Dai-ichi Life Insurance Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (i)
.......... USD 200 203,814
FWD Group Holdings Ltd.
5.25% , 09/22/30 .................. 475 473,908
7.64% , 07/02/31 .................. 200 217,960
5.84% , 09/22/35 .................. 475 475,133
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (i)
................ EUR 200 232,702
QIC Cayman Ltd. , (6-Year USD Constant
Maturity + 2.20%), 6.15%
(a) (i)
.......... USD 200 196,350
2,376,134
Multi-Utilities — 0.2%
(a)
Dominion Energy, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15% , 12/15/56 ................ 15 15,045
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25% , 12/15/56 ................ 2,270 2,279,609
Veolia Environnement SA , (5-Year EURIBOR
ICE Swap Rate + 1.84%), 4.32%
(b) (i)
..... EUR 100 113,289
2,407,943
Oil, Gas & Consumable Fuels — 0.1%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................ USD 25 26,570
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................ 16 16,828
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(i)
...................... 55 55,028
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(i)
...................... 26 26,827
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 58 61,570
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 36 37,035
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(c) (i)
....................... 165 171,590
Var Energi ASA
(b)
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86% , 11/15/83 ................ EUR 414 511,163
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95% , 04/29/86 ................ EUR 175 $ 199,936
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(c) (i)
.................. USD 224 218,695
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(b) (i)
..... EUR 139 164,581
1,489,823
Paper & Forest Products — 0.0%
Stora Enso OYJ
(a)(b)(i)
(5-Year EURIBOR ICE Swap Rate + 2.84%),
5.63% ....................... 100 116,473
(5-Year EURIBOR ICE Swap Rate + 3.12%),
5.88% ....................... 100 116,719
233,192
Passenger Airlines — 0.0%
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55
(a) (b)
. 200 233,089
Pharmaceuticals — 0.1%
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82 ................ 700 823,756
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 200 240,213
1,063,969
Real Estate Management & Development — 0.2%
(a)(b)(i)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ....................... 843 927,255
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13% ....................... 175 188,752
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63% ............. 534 601,555
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% .......... 200 205,490
1,923,052
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. , (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50% , 10/29/62
(a) (b)
. 333 351,485
Total Capital Trusts — 6 .6%
(Cost: $ 80,759,503 ) ............................... 83,440,886
Shares
Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
Labels Buyer LLC , Class E , 12.00% ....... 95 77,900
Shift4 Payments, Inc. , 6.00% , 05/01/28
(j)
.... 193 12,018
89,918
Interactive Media & Services — 0.0%
Alphabet, Inc.
(j)
Series B , 6.25% , .................. 550 27,665
Series A , 6.25% , .................. 550 27,990
55,655
IT Services — 0.0%
(e)
Veritas Newco ...................... 710 14,198
Veritas Newco, Series G-1 .............. 490 9,562
23,760

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment
— 0.0%
Microchip Technology, Inc. , 7.50% , 03/15/28
(j)
. 599 $ 45,949
Total Preferred Stocks — 0.0%
(Cost: $ 201,874 ) ................................. 215,282
Total Preferred Securities — 6 .6%
(Cost: $ 80,961,377 ) ............................... 83,656,168
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 14.8%
Uniform Mortgage-Backed Securities
(q)
2.50% , 07/25/56 .................. USD 111,452 93,105,956
5.50% , 07/25/56 .................. 93,886 94,185,988
Total U.S. Government Sponsored Agency Securities — 14 .8%
(Cost: $ 186,973,926 ) .............................. 187,291,944
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 104.7%
(Cost: $ 1,331,406,791 ) ............................ 1,321,547,913
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(o) (r)
.................. 24,270,089 $ 24,270,089
Total Money Market Funds — 1 .9%
(Cost: $ 24,270,089 ) ............................... 24,270,089
Par (000)
Pa r (000)
U.S. Treasury Obligations — 7.2%
U.S. Treasury Bills
(s)
3.62% , 07/07/26 .................. USD 20,000 19,988,110
3.57% , 07/21/26 .................. 70,000 69,859,942
Total U.S. Treasury Obligations — 7 .2%
(Cost: $ 89,849,517 ) ............................... 89,848,052
Total Short-Term Securities — 9.1%
(Cost: $ 114,119,606 ) .............................. 114,118,141
Total Investments — 113 .8%
(Cost: $ 1,445,526,397 ) ............................ 1,435,666,054
Liabilities in Excess of Other Assets — (13.8) % ............ (173,620,079)
Net Assets — 100.0% ...............................
$ 1,262,045,975
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $721,613, representing 0.06% of its net assets as of period end, and an original cost of $720,000.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
Annualized 7-day yield as of period end.
(s)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 31,057,749 $ — $ (6,787,660)
(a)
$ — $ — $ 24,270,089 24,270,089 $ 1,429,624 $ —
iShares AAA CLO Active ETF . 15,589,500 — — — (16,500) 15,573,000 300,000 565,058 —
iShares Floating Rate Bond
ETF ................ 15,738,216 — — — (10,783) 15,727,433 308,079 517,972 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(b)
.............. 24,611,946 — (24,893,772) 1,913,573 (1,631,747) — — 404,687 —
iShares MSCI Emerging
Markets ETF
(b)
......... — 22,165,818 (22,907,526) 741,708 — — — 131,995 —
$ 2,655,281 $ (1,659,030) $ 55,570,522 $ 3,049,336 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 50 09/08/26 $ 6,053 $ 16,774
U.S. Treasury 10-Year Note ................................................... 311 09/21/26 34,132 52,934
U.S. Treasury 10-Year Ultra Note ............................................... 574 09/21/26 64,449 178,475
U.S. Treasury Long Bond ..................................................... 416 09/21/26 47,034 415,277
U.S. Treasury Ultra Bond ..................................................... 434 09/21/26 50,168 626,093
U.S. Treasury 2-Year Note .................................................... 261 09/30/26 53,788 (106,441)
U.S. Treasury 5-Year Note .................................................... 3,843 09/30/26 411,081 (429,456)
753,656
Short Contracts
U.S. Treasury 10-Year Note ................................................... 500 09/21/26 54,875 (87,683)
U.S. Treasury 10-Year Ultra Note ............................................... 955 09/21/26 107,229 (290,877)
U.S. Treasury Long Bond ..................................................... 555 09/21/26 62,750 (548,741)
U.S. Treasury Ultra Bond ..................................................... 712 09/21/26 82,303 (981,974)
(1,909,275)
$ (1,155,619)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 844,117 CHF 670,000 UBS AG 07/16/26 $ 13,584
USD 10,487,326 EUR 8,861,532 BNP Paribas SA 07/16/26 356,154
USD 102,988,487 EUR 88,890,000 Deutsche Bank AG 07/16/26 1,362,714
USD 625,539 EUR 537,230 Goldman Sachs International 07/16/26 11,336
USD 369,168 EUR 312,004 Morgan Stanley & Co. International plc 07/16/26 12,461
USD 15,635,974 GBP 11,660,000 BNP Paribas SA 07/16/26 169,751
USD 120,781 GBP 90,000 Standard Chartered Bank 07/16/26 1,402
USD 292,502 EUR 251,000 BNP Paribas SA 09/16/26 4,778
USD 48,952 EUR 42,000 HSBC Bank plc 09/16/26 807
USD 1,902,610 AUD 2,700,000 BNP Paribas SA 09/17/26 35,891
USD 205,755 AUD 294,000 UBS AG 09/17/26 2,490
USD 687,625 EUR 590,000 Morgan Stanley & Co. International plc 09/17/26 11,273
1,982,641
EUR 1,673 USD 1,981 Barclays Bank plc 07/16/26 (69)
EUR 556 USD 658 Morgan Stanley & Co. International plc 07/16/26 (22)
USD 52,768 GBP 40,000 Goldman Sachs International 07/16/26 (290)
USD 211,220 GBP 160,000 Morgan Stanley & Co. International plc 07/16/26 (1,009)
(1,390)
$ 1,981,251
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 12/20/27 NR EUR 74 $ 3,612 $ 4,759 $ (1,147)
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 109 5,716 3,881 1,835

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 103 $ 5,401 $ 3,306 $ 2,095
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 226 11,852 9,305 2,547
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 100 5,244 3,262 1,982
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 52 (2,103) (3,133) 1,030
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 82 678 5,935 (5,257)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 181 1,497 13,547 (12,050)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 195 30,439 18,125 12,314
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 253 39,493 33,617 5,876
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 106 16,365 14,864 1,501
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 106 16,343 11,744 4,599
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 100 17,358 13,174 4,184
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 243 30,504 20,953 9,551
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 108 11,165 11,688 (523)
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 108 15,403 12,571 2,832
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 135 13,243 11,057 2,186
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 73 7,000 5,599 1,401
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 124 11,891 9,510 2,381
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 128 12,274 10,221 2,053
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 85 8,150 6,787 1,363
ION Platform Finance SARL 5 .00 Quarterly BNP Paribas SA 06/20/31 B+ EUR 84 (19,244) (19,168) (76)
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 203 22,511 23,501 (990)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 229 31,495 23,581 7,914
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 75 13,411 12,718 693
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 75 13,411 12,817 594
$ 323,109 $ 274,221 $ 48,888
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/26 USD 1,000 $ 21,434 $ (3,970) $ 25,404

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 360,043,534 $ — $ 360,043,534
Common Stocks
Commercial Services & Supplies ............................. — — 6,240 6,240
Construction & Engineering ................................ — — 89,920 89,920
Financial Services ...................................... — 53,703 32,425 86,128
Food Products ......................................... 23,663 35,621 — 59,284
Health Care Equipment & Supplies ........................... 59,239 — — 59,239
Hotels, Restaurants & Leisure .............................. — — 26,895 26,895
IT Services ........................................... — — 68,416 68,416
Machinery ............................................ — — — —
Media ............................................... — 2,178 — 2,178
Metals & Mining ........................................ 53,350 — — 53,350
Oil, Gas & Consumable Fuels ............................... 134,792 — — 134,792
Specialized REITs ...................................... 90,456 — — 90,456
Trading Companies & Distributors ............................ — 11,372 — 11,372
Wireless Telecommunication Services ......................... — 154,710 — 154,710
Corporate Bonds
Aerospace & Defense .................................... — 1,976,177 — 1,976,177
Air Freight & Logistics .................................... — 39,358 — 39,358
Automobile Components .................................. — 5,878,133 — 5,878,133
Automobiles .......................................... — 7,968,052 — 7,968,052
Banks ............................................... — 35,514,904 — 35,514,904
Biotechnology ......................................... — 824,802 — 824,802
Broadline Retail ........................................ — 1,617,275 — 1,617,275
Building Products ....................................... — 1,673,792 — 1,673,792
Capital Markets ........................................ — 57,281,194 — 57,281,194
Chemicals ............................................ — 8,916,356 — 8,916,356
Commercial Services & Supplies ............................. — 7,062,637 — 7,062,637
Communications Equipment ................................ — 12,400 — 12,400
Construction & Engineering ................................ — 1,890,940 — 1,890,940
Consumer Finance ...................................... — 8,110,307 — 8,110,307
Consumer Staples Distribution & Retail ........................ — 4,324,233 — 4,324,233

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 3,602,734 $ — $ 3,602,734
Distributors ........................................... — 218,072 — 218,072
Diversified Consumer Services .............................. — 1,003,568 — 1,003,568
Diversified REITs ....................................... — 7,467,572 — 7,467,572
Diversified Telecommunication Services ........................ — 23,492,560 — 23,492,560
Electric Utilities ........................................ — 8,939,278 — 8,939,278
Electrical Equipment ..................................... — 10,112 — 10,112
Electronic Equipment, Instruments & Components ................. — 212,045 — 212,045
Energy Equipment & Services .............................. — 2,256,907 — 2,256,907
Entertainment ......................................... — 1,208,712 — 1,208,712
Financial Services ...................................... — 16,529,210 — 16,529,210
Food Products ......................................... — 3,182,270 — 3,182,270
Gas Utilities ........................................... — 512,745 — 512,745
Ground Transportation ................................... — 5,334,768 — 5,334,768
Health Care Equipment & Supplies ........................... — 665,946 — 665,946
Health Care Providers & Services ............................ — 2,761,429 — 2,761,429
Health Care REITs ...................................... — 753,728 — 753,728
Health Care Technology .................................. — 396,924 — 396,924
Hotel & Resort REITs .................................... — 607,441 — 607,441
Hotels, Restaurants & Leisure .............................. — 13,848,048 — 13,848,048
Household Durables ..................................... — 906,459 — 906,459
Independent Power and Renewable Electricity Producers ............ — 1,109,477 — 1,109,477
Insurance ............................................ — 6,578,769 — 6,578,769
Interactive Media & Services ............................... — 108,813 — 108,813
IT Services ........................................... — 24,856,512 35,840 24,892,352
Life Sciences Tools & Services .............................. — 24,330 — 24,330
Machinery ............................................ — 1,581,495 — 1,581,495
Media ............................................... — 7,231,616 — 7,231,616
Metals & Mining ........................................ — 7,185,232 — 7,185,232
Mortgage Real Estate Investment Trusts (REITs) .................. — 133,961 — 133,961
Multi-Utilities .......................................... — 377,486 — 377,486
Office REITs .......................................... — 1,098,198 — 1,098,198
Oil, Gas & Consumable Fuels ............................... — 19,906,492 — 19,906,492
Paper & Forest Products .................................. — 1,973,334 — 1,973,334
Passenger Airlines ...................................... — 828,713 — 828,713
Personal Care Products .................................. — 494,686 — 494,686
Pharmaceuticals ....................................... — 5,208,749 — 5,208,749
Professional Services .................................... — 356,137 — 356,137
Real Estate Management & Development ....................... — 5,451,810 — 5,451,810
Retail REITs .......................................... — 55,365 — 55,365
Semiconductors & Semiconductor Equipment .................... — 5,508,176 — 5,508,176
Software ............................................. — 26,306,757 — 26,306,757
Specialized REITs ...................................... — 8,662,982 — 8,662,982
Specialty Retail ........................................ — 3,485,602 — 3,485,602
Technology Hardware, Storage & Peripherals .................... — 143,305 — 143,305
Textiles, Apparel & Luxury Goods ............................ — 2,441,740 — 2,441,740
Tobacco ............................................. — 12,244,239 — 12,244,239
Trading Companies & Distributors ............................ — 1,241,049 — 1,241,049
Transportation Infrastructure ............................... — 721,806 — 721,806
Wireless Telecommunication Services ......................... — 14,753,148 — 14,753,148
Fixed Rate Loan Interests ................................... — 527,834 — 527,834
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,110,336 — 5,110,336
Automobile Components .................................. — 2,599,964 — 2,599,964
Automobiles .......................................... — 447,985 — 447,985
Beverages ........................................... — 630,104 — 630,104
Biotechnology ......................................... — 1,101,907 — 1,101,907
Broadline Retail ........................................ — 749,984 — 749,984
Building Products ....................................... — 2,207,932 166,506 2,374,438
Capital Markets ........................................ — 6,990,935 49,937 7,040,872
Chemicals ............................................ — 6,466,596 194,993 6,661,589
Commercial Services & Supplies ............................. — 6,300,927 — 6,300,927
Construction & Engineering ................................ — 1,960,918 — 1,960,918
Construction Materials .................................... — 2,825,609 — 2,825,609
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Consumer Staples Distribution & Retail ........................ $ — $ 1,500,753 $ — $ 1,500,753
Containers & Packaging .................................. — 4,091,798 — 4,091,798
Diversified Consumer Services .............................. — 1,447,894 — 1,447,894
Diversified REITs ....................................... — 152,592 — 152,592
Diversified Telecommunication Services ........................ — 2,514,993 — 2,514,993
Electric Utilities ........................................ — 1,529,595 — 1,529,595
Electronic Equipment, Instruments & Components ................. — 345,524 664,473 1,009,997
Energy Equipment & Services .............................. — 439,287 — 439,287
Entertainment ......................................... — 5,364,849 — 5,364,849
Financial Services ...................................... — 5,418,562 — 5,418,562
Food Products ......................................... — 2,443,229 — 2,443,229
Gas Utilities ........................................... — 784,361 — 784,361
Ground Transportation ................................... — 1,514,726 — 1,514,726
Health Care Equipment & Supplies ........................... — 2,315,691 — 2,315,691
Health Care Providers & Services ............................ — 4,588,959 — 4,588,959
Health Care Technology .................................. — 1,737,202 158,914 1,896,116
Hotels, Restaurants & Leisure .............................. — 10,442,189 196,754 10,638,943
Household Durables ..................................... — 740,694 — 740,694
Household Products ..................................... — 264,323 — 264,323
Independent Power and Renewable Electricity Producers ............ — 1,429,410 — 1,429,410
Industrial Conglomerates .................................. — 3,577,979 107,401 3,685,380
Insurance ............................................ — 7,486,047 — 7,486,047
Interactive Media & Services ............................... — 142,305 — 142,305
IT Services ........................................... — 4,633,946 — 4,633,946
Leisure Products ....................................... — 93,627 — 93,627
Life Sciences Tools & Services .............................. — 500,068 — 500,068
Machinery ............................................ — 5,743,633 149,625 5,893,258
Media ............................................... — 2,598,501 — 2,598,501
Multi-Utilities .......................................... — 736,740 — 736,740
Oil, Gas & Consumable Fuels ............................... — 1,646,847 — 1,646,847
Passenger Airlines ...................................... — 2,715,855 — 2,715,855
Personal Care Products .................................. — 2,803,135 — 2,803,135
Pharmaceuticals ....................................... — 2,203,100 — 2,203,100
Professional Services .................................... — 3,176,325 — 3,176,325
Real Estate Management & Development ....................... — 170,148 — 170,148
Semiconductors & Semiconductor Equipment .................... — 830,099 — 830,099
Software ............................................. — 10,665,518 — 10,665,518
Specialty Retail ........................................ — 2,883,320 — 2,883,320
Technology Hardware, Storage & Peripherals .................... — 721,589 — 721,589
Tobacco ............................................. — 15,955 — 15,955
Trading Companies & Distributors ............................ — 2,174,318 387,030 2,561,348
Transportation Infrastructure ............................... — 1,354,334 170,442 1,524,776
Wireless Telecommunication Services ......................... — 591,241 324,992 916,233
Foreign Agency Obligations ................................. — 7,463,104 — 7,463,104
Foreign Government Obligations .............................. — 52,283,683 — 52,283,683
Investment Companies .................................... 76,804,945 — — 76,804,945
Non-Agency Mortgage-Backed Securities ........................ — 9,031,289 — 9,031,289
Other Interests .......................................... — — — —
Preferred Securities
Automobiles .......................................... — 1,231,404 — 1,231,404
Banks ............................................... — 40,773,762 — 40,773,762
Broadline Retail ........................................ — 711,783 — 711,783
Capital Markets ........................................ — 13,056,101 — 13,056,101
Construction Materials .................................... — 322,772 — 322,772
Consumer Finance ...................................... — 351,468 — 351,468
Diversified Telecommunication Services ........................ — 7,160,215 — 7,160,215
Electric Utilities ........................................ — 6,511,050 — 6,511,050
Financial Services ...................................... — 701,339 — 701,339
Gas Utilities ........................................... — 809,396 — 809,396
Ground Transportation ................................... — 618,900 — 618,900
Hotels, Restaurants & Leisure .............................. — 371,040 — 371,040
Independent Power and Renewable Electricity Producers ............ — 832,887 — 832,887
Insurance ............................................ — 2,376,134 — 2,376,134
Interactive Media & Services ............................... 55,655 — — 55,655
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 23,760 $ — $ 23,760
Multi-Utilities .......................................... — 2,407,943 — 2,407,943
Oil, Gas & Consumable Fuels ............................... — 1,489,823 — 1,489,823
Paper & Forest Products .................................. — 233,192 — 233,192
Passenger Airlines ...................................... — 233,089 — 233,089
Pharmaceuticals ....................................... — 1,063,969 — 1,063,969
Real Estate Management & Development ....................... — 1,923,052 — 1,923,052
Semiconductors & Semiconductor Equipment .................... — 45,949 — 45,949
Wireless Telecommunication Services ......................... — 351,485 — 351,485
U.S. Government Sponsored Agency Securities .................... — 187,291,944 — 187,291,944
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 24,270,089 — — 24,270,089
U.S. Treasury Obligations ................................... — 89,848,052 — 89,848,052
Unfunded Floating Rate Loan Interests
(a)
........................... — 7,368 — 7,368
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (845) (3,873) (4,718)
$ 101,492,189 $ 1,331,349,585 $ 2,826,930 $ 1,435,668,704
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 68,931 $ — $ 68,931
Foreign currency exchange contracts ............................ — 1,982,641 — 1,982,641
Interest rate contracts ....................................... 1,289,553 25,404 — 1,314,957
Liabilities
Credit contracts ........................................... — (20,043) — (20,043)
Foreign currency exchange contracts ............................ — (1,390) — (1,390)
Interest rate contracts ....................................... (2,445,172) — — (2,445,172)
$ (1,155,619) $ 2,055,543 $ — $ 899,924
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)